                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-05876

                          Lord Abbett Series Fund, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

          Christina T. Simmons, Vice President and Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code (800) 201-6984

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 6/30/2003
                          ---------

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

2003
  SEMI-
 ANNUAL
   REPORT

LORD ABBETT
SERIES FUND-
ALL VALUE PORTFOLIO

FOR THE PERIOD ENDED JUNE 30, 2003

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett Series Fund--All Value Portfolio's (the "Fund") strategies and performance for the period ended June 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

   Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

MARKET REVIEW(1)

   War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate in the U.S. rose in the last six months, reaching 6.4% by June. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing spending. But, as the coalition's war effort made clear progress in the early Spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we believe adequate consumer spending and a renewed capital spending cycle should translate to stronger Gross Domestic Product growth.

   On June 25th, the Federal Reserve Board (the Fed) cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth. We believe that the full impact of the low interest rate environment has yet to be felt and expect the economy to benefit significantly in the second half of 2003.

   Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar translates into more competitive pricing for U.S. goods overseas. Additionally, imports became more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.-- providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions, which should benefit after-tax consumer purchasing power.

--------------------------------------------------------------------------------

FUND REVIEW(1)

   The Fund returned 7.0% since inception (4/30/03) through June 30, 2003, compared to its benchmark, the Russell 3000(R) Value Index, which returned 8.1% for the same period.(2)

   Stock selection in the technology sector boosted performance for the Fund during the period. Improved earnings visibility and new product initiatives drove select technology shares higher, as companies expect a renewed technology spending cycle. In addition, the Fund benefited from an underweight in the financial services sector, where financial stocks, the largest sector of the benchmark, underperformed the overall index.

   Select stocks within the consumer discretionary sector detracted from relative performance. In particular, several retail, media and consumer product holdings did not appreciate, due to the general weakness of the U.S. economy. Within the materials & processing sector, select companies announced lower-than-anticipated quarterly earnings, due in part to weaker sales, muted capital spending and inclement weather. Additionally, the Fund's overweight in the sector hurt relative performance. Stock selection in the utilities sector also hurt performance.


(1) The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Total returns are at NAV of Fund shares and include the reinvestment of dividends and the effect of deducting the Fund's expenses. The performance shown does not reflect the sales charges or expenses specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges. The Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value indices. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost

The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

INVESTMENTS                                                   SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 96.89%

AGRICULTURE FISHING & RANCHING 0.71%
Delta & Pine Land Co.                                             40    $    879
Monsanto Co.                                                      30         649
                                                                        --------
TOTAL                                                                      1,528
                                                                        --------

AIR TRANSPORTATION 1.90%
Alaska Air Grp, Inc.*                                             30         644
AMR Corp.*                                                       140       1,540
Southwest Airlines Co.                                           110       1,892
                                                                        --------
TOTAL                                                                      4,076
                                                                        --------

ALUMINUM 1.31%
Alcoa, Inc.                                                      110       2,805
                                                                        --------
AUTO PARTS: AFTER MARKET 1.33%
Genuine Parts Co.                                                 50       1,600
Superior Industries Int'l., Inc.                                  30       1,251
                                                                        --------
TOTAL                                                                      2,851
                                                                        --------

AUTO PARTS: ORIGINAL EQUIPMENT 0.75%
American Axle &
 Mfg Holdings*                                                    40         956
Borg Warner, Inc.                                                 10         644
                                                                        --------
TOTAL                                                                      1,600
                                                                        --------

BANKS: OUTSIDE NEW YORK CITY 8.85%
Bank of America Corp.                                             30       2,371
Bank One Corp.                                                    50       1,859
Cullen/Frost Bankers, Inc.                                        70       2,247
Doral Financial Corp.(a)                                          80       3,572
FleetBoston Financial Corp.                                       20         594
MBNA Corp.                                                        80       1,667
Wachovia Corp.                                                    90       3,596
Wells Fargo & Co.                                                 60       3,024
                                                                        --------
TOTAL                                                                     18,930
                                                                        --------

BEVERAGE: SOFT DRINKS 0.83%
PepsiCo, Inc.                                                     40       1,780
                                                                        --------

CABLE TELEVISION SERVICES 1.63%
Viacom, Inc.*                                                     80    $  3,493
                                                                        --------

CHEMICALS 3.97%
E.I. du Pont de Nemours & Co.                                     80       3,331
Eastman Chemical Co.                                              10         317
Praxair, Inc.                                                     60       3,606
Rohm & Haas Co.                                                   40       1,241
                                                                        --------
TOTAL                                                                      8,495
                                                                        --------

COMPUTER SERVICES SOFTWARE &
 SYSTEMS 0.55%

Datastream Systems, Inc.*                                        110       1,165
                                                                        --------

COMPUTER TECHNOLOGY 3.65%
Apple Computer, Inc.*                                            230       4,398
EMC Corp.*                                                       110       1,152
Zebra Technologies
Corp. Class A*                                                    30       2,256
                                                                        --------
TOTAL                                                                      7,806
                                                                        --------

CONTAINERS & PACKAGING: PAPER &
 PLASTIC 0.55%
Pactiv Corp.*                                                     60       1,183
                                                                        --------

DIVERSIFIED FINANCIAL SERVICES 4.56%
Citigroup, Inc.                                                  130       5,564
Merrill Lynch & Co., Inc.                                         90       4,201
                                                                        --------
TOTAL                                                                      9,765
                                                                        --------

DIVERSIFIED MANUFACTURING 0.36%
Georgia-Pacific Corp.                                             40         758
                                                                        --------

DRUGS & PHARMACEUTICALS 4.23%
Merck & Co., Inc.                                                 40       2,422
Mylan Laboratories, Inc.                                          50       1,738
Schering-Plough Corp.                                            190       3,534
Wyeth                                                             30       1,366
                                                                        --------
TOTAL                                                                      9,060
                                                                        --------

               SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

INVESTMENTS                                                   SHARES       VALUE
--------------------------------------------------------------------------------
ELECTRONICS: INSTRUMENTS GAUGES &
 METERS 0.37%
Dionex Corp.*                                                     20    $    795
                                                                        --------

ELECTRONICS: SEMI-CONDUCTORS /
 COMPONENTS 0.16%
Rogers Corp.*                                                     10         333
                                                                        --------

ELECTRONICS: TECHNOLOGY 3.38%
Motorola, Inc.                                                   270       2,546
Symbol Technologies, Inc.                                        360       4,684
                                                                        --------
TOTAL                                                                      7,230
                                                                        --------

ENTERTAINMENT 2.49%
The Walt Disney Co.                                              270       5,332
                                                                        --------

FERTILIZERS 0.90%
Potash Corp. of
 Saskatchewan(a)                                                  30       1,920
                                                                        --------

FINANCE COMPANIES 1.30%
Mellon Financial Corp.                                           100       2,775
                                                                        --------

FOODS 1.29%
Smithfield Foods, Inc.*                                          120       2,750
                                                                        --------

GOLD 0.91%
Newmont Mining Corp.                                              60       1,948
                                                                        --------

HEALTHCARE FACILITIES 0.59%
Manor Care, Inc.*                                                 50       1,250
                                                                        --------

HEALTHCARE MANAGEMENT SERVICES 1.81%
Caremark Rx, Inc.*                                               120       3,082
Sierra Health Services, Inc.*                                     40         800
                                                                        --------
TOTAL                                                                      3,882
                                                                        --------

HOTEL/MOTEL 0.91%
Carnival Corp.                                                    60       1,951
                                                                        --------

HOUSEHOLD FURNISHINGS 0.26%
Newell Rubbermaid, Inc.                                           20    $    560
                                                                        --------

IDENTIFICATION CONTROL &
 FILTER DEVICES 1.42%
Hubbell, Inc.                                                     70       2,317
IDEX Corp.                                                        20         725
                                                                        --------
TOTAL                                                                      3,042
                                                                        --------

INSURANCE: MULTI-LINE 2.89%
American Int'l. Group, Inc.                                       40       2,207
Markel Corp.*                                                     10       2,560
SAFECO Corp.                                                      40       1,411
                                                                        --------
TOTAL                                                                      6,178
                                                                        --------

INSURANCE: PROPERTY-CASUALTY 1.95%
Odyssey Re Holdings Corp.                                         80       1,688
XL Capital Ltd. Class A(a)                                        30       2,490
                                                                        --------
TOTAL                                                                      4,178
                                                                        --------

INVESTMENT MANAGEMENT
 COMPANIES 0.29%
Affiliated Managers
 Group, Inc.*                                                     10         610
                                                                        --------

MACHINERY: AGRICULTURAL 1.49%
Deere & Co.                                                       70       3,199
                                                                        --------

MACHINERY: ENGINES 1.14%
Briggs & Stratton Corp.                                           20       1,010
Cummins, Inc.                                                     40       1,436
                                                                        --------
TOTAL                                                                      2,446
                                                                        --------

MACHINERY: INDUSTRIAL/SPECIALTY 1.23%
Illinois Tool Works, Inc.                                         40       2,634
                                                                        --------

MACHINERY: OIL WELL EQUIPMENT &
 SERVICES 1.89%
Baker Hughes, Inc.                                                20         671
Grant Prideco, Inc.*                                              30         352

               SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

INVESTMENTS                                                   SHARES       VALUE
--------------------------------------------------------------------------------
Grey Wolf, Inc.*                                                 160    $    646
Helmerich & Payne, Inc.                                           30         876
Pride Int'l., Inc.*                                               80       1,506
                                                                        --------
TOTAL                                                                      4,051
                                                                        --------

MEDICAL & DENTAL INSTRUMENTS &
 SUPPLIES 0.89%
Bausch & Lomb, Inc.                                               10         375
Boston Scientific Corp.*                                          20       1,222
ICU Medical, Inc.*                                                10         312
                                                                        --------
TOTAL                                                                      1,909
                                                                        --------

METAL FRABRICATING 1.29%
Quanex Corp.                                                      40       1,189
The Timken Co.                                                    90       1,576
                                                                        --------
TOTAL                                                                      2,765
                                                                        --------

MILLING: FRUIT AND GRAIN
 PROCESSING 0.30%
Archer-Daniels-Midland Co.                                        50         644
                                                                        --------

MISCELLANEOUS EQUIPMENT 1.09%
W.W. Grainger, Inc.                                               50       2,338
                                                                        --------

MULTI-SECTOR COMPANIES 3.00%
3M Co.                                                            10       1,290
Eaton Corp.                                                       40       3,144
Reynolds & Reynolds                                               30         857
Tyco Int'l., Ltd.(a)                                              60       1,139
                                                                        --------
TOTAL                                                                      6,430
                                                                        --------

OFFICE FURNITURE &
 BUSINESS EQUIPMENT 1.58%
Xerox Corp.*                                                     320       3,389
                                                                        --------

OIL: INTEGRATED INTERNATIONAL 3.69%
ChevronTexaco Corp.                                               10         722
Exxon Mobil Corp.                                                200       7,182
                                                                        --------
TOTAL                                                                      7,904
                                                                        --------

PAPER 2.26%
International Paper Co.                                           80    $  2,859
Meadwestvaco Corp.                                                80       1,976
                                                                        --------
TOTAL                                                                      4,835
                                                                        --------

PRODUCTION TECHNOLOGY
 EQUIPMENT 0.40%
Teradyne, Inc.*                                                   50         866
                                                                        --------

PUBLISHING: NEWSPAPERS 2.28%
Gannett Co., Inc.                                                 10         768
Journal Register Co.*                                             40         724
Tribune Co.                                                       70       3,381
                                                                        --------
TOTAL                                                                      4,873
                                                                        --------

RADIO & TV BROADCASTERS 1.19%
Clear Channel
Communications, Inc.*                                             60       2,543
                                                                        --------

RAILROADS 2.90%
CSX Corp.                                                        110       3,310
Union Pacific Corp.                                               50       2,901
                                                                        --------
TOTAL                                                                      6,211
                                                                        --------

RESTAURANTS 0.54%
CBRL Group, Inc.                                                  30       1,166
                                                                        --------

RETAIL 5.60%
Abercrombie & Fitch Co.*                                          10         284
Barnes & Noble, Inc.*                                             40         922
Foot Locker, Inc.                                                 40         530
Limited Brands, Inc.                                             220       3,410
Pier 1 Imports, Inc.                                              20         408
Target Corp.                                                     170       6,433
                                                                        --------
TOTAL                                                                     11,987
                                                                        --------

SAVINGS & LOAN 0.18%
Webster Financial Corp.                                           10         378
                                                                        --------

               SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2003

INVESTMENTS                                                   SHARES       VALUE
--------------------------------------------------------------------------------
SHOES 1.50%
NIKE, Inc. Class B                                                60   $   3,209
                                                                       ---------

SOAPS & HOUSEHOLD CHEMICALS 1.04%
Gillette Co.                                                      70       2,230
                                                                       ---------

TEXTILES APPAREL MANUFACTURERS 0.33%
Genesco, Inc.*                                                    40         708
                                                                       ---------

TOYS 0.65%
Hasbro, Inc.                                                      80       1,399
                                                                       ---------

UTILITIES: CABLE TV & RADIO 1.35%
Comcast Corp.*                                                   100       2,883
                                                                       ---------

UTILITIES: ELECTRICAL 0.21%
Ameren Corp.                                                      10         441
                                                                       ---------

UTILITIES: TELECOMMUNICATIONS 2.31%
SBC Communications, Inc.                                          70       1,788
Verizon Communications, Inc.                                      80       3,156
                                                                       ---------
TOTAL                                                                      4,944
                                                                       ---------

UTILITIES: WATER 0.46%
Philadelphia Suburban Corp.                                       40         975
                                                                       ---------
TOTAL COMMON STOCKS
  (Cost $193,574)                                                        207,386
                                                                       =========

                                                           PRINCIPAL
INVESTMENTS                                                   AMOUNT       VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.81%

REPURCHASE AGREEMENT 1.81%

Repurchase Agreement
 dated 6/30/2003, 1.10%
 due 7/1/2003 with
 State Street Bank &
 Trust Co. collateralized by
 $5,000 of Federal
 National Mortgage Assoc.
 at 2.14% due 1/7/2005;
 value: $5,079;
 proceeds: $3,883
 (Cost $3,883)                                              $  3,883   $   3,883
                                                                       ---------
TOTAL INVESTMENTS
  98.70% (Cost $197,457)                                               $ 211,269
                                                                       =========

*   Non-income producing security.
(a) Foreign security denominated in U.S. dollars.

               SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2003

ASSETS:
   Investment in securities, at value (cost $197,457)               $    211,269
   Receivables:
     Interest and dividends                                                  178
     Investment securities sold                                            3,847
     From Lord, Abbett & Co. LLC                                          22,293
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                          237,587
--------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                       3,883
     Management fees                                                         133
     Fund administration fees                                                  7
     Directors' fees                                                         106
   Accrued expenses                                                       19,414
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                      23,543
================================================================================
NET ASSETS                                                          $    214,044
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $    200,000
Undistributed net investment income                                          232
Net unrealized appreciation on investments                                13,812
--------------------------------------------------------------------------------
NET ASSETS                                                          $    214,044
================================================================================
OUTSTANDING SHARES                                                        20,000
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                       $      10.70
================================================================================

               SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Period April 30, 2003* to June 30, 2003

INVESTMENT INCOME:
Dividends                                                           $        600
Interest                                                                      36
Foreign withholding tax                                                       (1)
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      635
--------------------------------------------------------------------------------
EXPENSES:
Management fees                                                              262
Shareholder servicing                                                     11,939
Professional                                                               7,482
Reports to shareholders                                                      744
Fund administration                                                           14
Custody                                                                      813
Directors' fees                                                              106
Registration                                                                 436
Offering                                                                     583
Other                                                                        317
--------------------------------------------------------------------------------
Gross expenses                                                            22,696
   Expenses assumed by Lord, Abbett & Co. LLC                            (22,293)
--------------------------------------------------------------------------------
NET EXPENSES                                                                 403
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        232
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net change in unrealized appreciation/depreciation on investments         13,812
================================================================================
NET REALIZED AND UNREALIZED GAIN                                          13,812
================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $     14,044
================================================================================

*Commencement of operations.

               SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                 APRIL 30, 2003*
                                                                              TO
                                                                   JUNE 30, 2003
INCREASE IN NET ASSETS                                               (UNAUDITED)
OPERATIONS:
Net investment income                                               $        232
Net change in unrealized appreciation/depreciation on investments         13,812
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      14,044
================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                            200,000
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                             200,000
================================================================================
NET INCREASE IN NET ASSETS                                               214,044
================================================================================
NET ASSETS:
Beginning of period                                                            -
--------------------------------------------------------------------------------
END OF PERIOD                                                       $    214,044
================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                 $        232
================================================================================

*Commencement of operations.

               SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                    4/30/2003(c)
                                                                         TO
                                                                     6/30/2003
                                                                    (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                $      10.00
                                                                    ------------

Investment operations:
  Net investment income(a)                                                   .01
  Net realized and unrealized gain                                           .69
                                                                    ------------
    Total from investment operations                                         .70
                                                                    ------------
NET ASSET VALUE, END OF PERIOD                                      $      10.70
                                                                    ============

Total Return(b)                                                             7.00%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                     .19%(d)
  Expenses, excluding expense reductions                                   10.84%(d)
  Net investment income                                                      .11%(d)

                                                                    4/30/2003(c)
                                                                         TO
                                                                     6/30/2003
SUPPLEMENTAL DATA:                                                  (UNAUDITED)
--------------------------------------------------------------------------------
   Net assets, end of period (000)                                  $        214
   Portfolio turnover rate                                                   .00%
--------------------------------------------------------------------------------

(a) Calculated using average shares outstanding during the period.
(b) Total return assumes the reinvestment of all distributions.
(c) Commencement of operations.
(d) Not annualized.

               SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This report covers the following Portfolio: All Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act. The Fund commenced investment operations and was capitalized with a $200,000 investment from Lord, Abbett & Co. LLC ("Lord Abbett") on April 30, 2003.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers one class of shares herein referred to as Class VC Shares which are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price or, if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company, on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

(h) OFFERING COST-Lord Abbett incurred initial offering costs on behalf of the Fund which will be reimbursed by the Fund, subject to its contractual expense limitation. Such expenses were deferred and are being amortized on a straight-line basis over a one-year period from the date the Fund commenced operations.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .75%.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal period ending December 31, 2003, Lord Abbett has contractually agreed to limit the Fund's other expenses (excluding management fee) to .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .25% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the period ended June 30, 2003, the Fund incurred expenses of $10,445 for such servicing arrangements, which have been included in shareholder servicing expense on the Statement of Operations.

As of June 30, 2003, all of the Fund's outstanding capital shares are held by Lord Abbett.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost                           $    197,457
-----------------------------------------------
Gross unrealized gain                    15,270
Gross unrealized loss                    (1,458)
-----------------------------------------------
Net unrealized security gain       $     13,812
===============================================

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the period ended June 30, 2003 are as follows:

PURCHASES                                 SALES
-----------------------------------------------
$ 193,573                                 $   -

There were no purchases or sales of U.S. Government securities for the period ended June 30, 2003.

As of June 30, 2003, there were no securities on loan and no securities lending activity during the period ended June 30, 2003 for the Fund.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. In addition, although the Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks. These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 50 million shares of $.001 par share value capital stock. Transactions in shares of capital stock with respect to the Fund are as follows:

                                                                    PERIOD ENDED
                                                      JUNE 30, 2003 (UNAUDITED)*
--------------------------------------------------------------------------------
SHARES SOLD                                                               20,000
--------------------------------------------------------------------------------
INCREASE                                                                  20,000
--------------------------------------------------------------------------------

*For the period April 30, 2003 (commencement of operations) to June 30, 2003.

[LORD ABBETT LOGO]

     This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund Prospectus.

Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC                      Lord Abbett Series Fund, Inc.           LASFAV-3-603
90 Hudson Street - Jersey City, New Jersey 07302-3973                    All Value Portfolio                     (8/03)


[LORD ABBETT LOGO]

 2003
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
SERIES FUND-
AMERICA'S VALUE PORTFOLIO

FOR THE PERIOD ENDED JUNE 30, 2003

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--AMERICA'S VALUE PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett Series Fund-America's Value Portfolio's (the "Fund") strategies and performance for the period ended June 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

     War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate in the U.S. rose in the last six months, reaching 6.4% by June. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing spending. But, as the coalition's war effort made clear progress in the early Spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we believe adequate consumer spending and a renewed capital spending cycle should translate to stronger Gross Domestic Product (GDP) growth.

     On June 25th, the Federal Reserve Board (the Fed) cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth. We believe that the full impact of the low interest rate environment has yet to be felt and expect the economy to benefit significantly in the second half of 2003.

     Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar translates into more competitive pricing for U.S. goods overseas. Additionally, imports became more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.-providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions, which should benefit after-tax consumer purchasing power.

--------------------------------------------------------------------------------

FUND REVIEW(1)

     The Fund returned 6.6% since inception (4/30/03) through June 30, 2003, matching a 6.6% return of its benchmark, the S&P 500 Index over the same period.(2)

EQUITY COMPONENT

     Stock selection in the energy sector added to performance as strong revenue and earnings growth aided Fund positions. Strong stock selection in the healthcare sector also contributed to positive performance on a relative and absolute basis. In particular, select manufacturers and suppliers in the pharmaceutical industry benefited from expanding product lines.

     On the negative side, stock selection within the financial sector hurt Fund performance during the period as positions in insurance holdings declined amid lower earnings outlooks. The Fund was also hurt by an overweight in the materials sector, as the sector failed to keep pace with the overall index. In addition, stock selection in the consumer discretionary sector hurt performance.

BOND COMPONENT

     The fixed-income component of the Fund benefited from its flexible investment parameters which allow the portfolio managers to allocate assets among a broad range of fixed-income investments, depending on market opportunity. In anticipation of an improving credit market and stronger corporate profits, we restructured the portfolio to underweight (or eliminate) lower-yielding securities, such as Treasury bonds, and increased our exposure to sectors where greater value could be found i.e., in high yield (16% to 20% of the portfolio) and convertible securities (12% to 16%). As a result, the Fund was able to capitalize on one of the strongest high-yield bond markets in over a decade and on a convertible market that reflected gains in equity securities during the period.

     By and large, securities of businesses that are likely to benefit from an economic recovery, such as basic industrials, were the strongest contributors to performance. Adding to gains in the convertible securities market, were positions in healthcare, medical equipment, and select technology issues. High-yield bonds in the energy and utilities sectors also contributed strongly to performance. Single B credit-quality issues outperformed high-grade investments.

     Detracting from performance in both the high-yield and convertible markets were below-investment grade credits in individual software and industrial companies.

--------------------------------------------------------------------------------

(1) The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Total returns are at NAV of Fund shares and include the reinvestment of dividends and the effect of deducting the Fund's expenses. The performance shown does not reflect the sales charges or expenses specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. This popular index includes a representative sample of leading companies in leading industries. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

INVESTMENTS                                          SHARES           VALUE
---------------------------------------------------------------------------
LONG-TERM INVESTMENTS 98.08%

COMMON STOCKS 55.63%
AUTO COMPONENTS 0.81%
Dana Corp.                                              900      $   10,404
                                                                 ----------

CHEMICALS 8.08%
Crompton Corp.                                        2,400          16,920
Dow Chemical Co.                                      1,200          37,152
Eastman Chemical Co.                                    800          25,336
IMC Global, Inc.                                      1,000           6,710
Monsanto Co.                                            600          12,984
Solutia, Inc.                                         2,200           4,796
                                                                 ----------
TOTAL                                                               103,898
                                                                 ----------

COMMERCIAL SERVICES & SUPPLIES 0.41%
R.R. Donnelley & Sons Co.                               200           5,228
                                                                 ----------

CONTAINERS & PACKAGING 1.06%
Ball Corp.                                              300          13,653
                                                                 ----------

ELECTRIC UTILITIES 4.44%
Ameren Corp.                                            600          26,460
CMS Energy Corp.                                      1,500          12,150
Northeast Utilities                                   1,100          18,414
                                                                 ----------
TOTAL                                                                57,024
                                                                 ----------

ELECTRICAL EQUIPMENT 2.06%
Hubbell, Inc.                                           800          26,480
                                                                 ----------

ENERGY EQUIPMENT & SERVICES 1.97%
Halliburton Co.                                       1,100          25,300
                                                                 ----------

FOOD & STAPLES RETAILING 0.90%
Albertson's, Inc.                                       600          11,520
                                                                 ----------

FOOD PRODUCTS 3.90%
Archer-Daniels-Midland Co.                              500           6,435
H.J. Heinz Co.                                          700          23,086
Kellogg Co.                                             600          20,622
                                                                 ----------
TOTAL                                                                50,143
                                                                 ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

INVESTMENTS                                          SHARES           VALUE
---------------------------------------------------------------------------
HOUSEHOLD DURABLES 2.89%
Newell Rubbermaid, Inc.                                 600      $   16,800
Snap-on, Inc.                                           700          20,321
                                                                 ----------
TOTAL                                                                37,121
                                                                 ----------

INSURANCE 6.76%
Arthur J. Gallagher & Co.                               400          10,880
Max Re Capital Ltd.(a)                                  700          10,479
Partner Re Ltd.(a)                                      400          20,444
SAFECO Corp.                                            400          14,112
Travelers Property Casualty
 Corp. A Shares                                         900          14,310
XL Capital Ltd. Class A(a)                              200          16,600
                                                                 ----------
TOTAL                                                                86,825
                                                                 ----------

LEISURE EQUIPMENT & PRODUCTS 0.82%
Foot Locker, Inc.                                       800          10,600
                                                                 ----------

MACHINERY 3.16%
CNH Global N.V.(a)                                    1,100          10,494
Cummins, Inc.                                           400          14,356
The Timken Co.                                          900          15,759
                                                                 ----------
TOTAL                                                                40,609
                                                                 ----------

MULTI-LINE RETAIL 1.56%
J.C. Penney Co., Inc.                                   400           6,740
May Department Stores Co.                               600          13,356
                                                                 ----------
TOTAL                                                                20,096
                                                                 ----------

OIL & GAS 5.66%
ChevronTexaco Corp.                                     400          28,880
EOG Resources, Inc.                                     300          12,552
Kerr-McGee Corp.                                        700          31,360
                                                                 ----------
TOTAL                                                                72,792
                                                                 ----------

PAPER & FOREST PRODUCTS 3.99%
Georgia-Pacific Corp.                                 1,400          26,530
Meadwestvaco Corp.                                    1,000          24,700
                                                                 ----------
TOTAL                                                                51,230
                                                                 ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

INVESTMENTS                                                                                    SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS 3.83%
Bristol-Myers Squibb Co.                                                                        1,300      $   35,295
Mylan Laboratories, Inc.                                                                          400          13,908
                                                                                                           ----------
TOTAL                                                                                                          49,203
                                                                                                           ----------

REAL ESTATE INVESTMENT TRUSTS 1.59%
Healthcare Realty Trust, Inc.                                                                     700          20,405
                                                                                                           ----------

TRADING COMPANIES & DISTRIBUTORS 1.74%
Genuine Parts Co.                                                                                 700          22,407
                                                                                                           ----------
TOTAL COMMON STOCKS (Cost $678,750)                                                                           714,938
                                                                                                           ==========

                                                          INTEREST              MATURITY     PRINCIPAL
                                                              RATE                  DATE        AMOUNT
                                                      ------------    ------------------   -----------
CONVERTIBLE BONDS 11.42%

COMMERCIAL SERVICES & SUPPLIES 0.87%
First Data Corp.                                              2.00%             3/1/2008   $    10,000        11,200
                                                                                                         -----------

COMMUNICATIONS EQUIPMENT 2.16%
Corning, Inc.                                                 3.50%            11/1/2008        15,000        16,181
Maxtor Corp.+                                                 6.80%            4/30/2010        10,000        11,550
                                                                                                         -----------
TOTAL                                                                                                         27,731
                                                                                                         -----------

COMPUTERS & PERIPHERALS 0.77%
Bisys Group, Inc.                                             4.00%            3/15/2006        10,000         9,887
                                                                                                         -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS 1.97%
Flir Systems, Inc.+                                           3.00%             6/1/2023        20,000        20,400
RF Micro Devices, Inc.+(b)                                    3.75%            8/15/2005         5,000         4,962
                                                                                                         -----------
TOTAL                                                                                                         25,362
                                                                                                         -----------

HEALTHCARE PROVIDERS & SERVICES 0.76%
Lifepoint Hospitals Holdings                                  4.50%             6/1/2009        10,000         9,712
                                                                                                         -----------

MEDIA 0.79%
Lamar Advertising Co.                                        2.875%           12/31/2010         5,000         5,044
Sinclair Broadcast Grp, Inc.+#                               4.875%            7/15/2018         5,000         5,125
                                                                                                         -----------
TOTAL                                                                                                         10,169
                                                                                                         -----------

PHARMACEUTICALS 0.79%
IVAX Corp.                                                    5.50%            5/15/2007        10,000        10,113
                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                          INTEREST              MATURITY     PRINCIPAL
INVESTMENTS                                                   RATE                  DATE        AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.40%
RF Micro Devices, Inc.+(b)                                    1.50%             7/1/2010   $     5,000   $     5,069
                                                                                                         -----------

SOFTWARE 2.91%
BEA Systems, Inc.                                             4.00%           12/15/2006        10,000         9,688
Mentor Graphics Corp.                                        6.875%            6/15/2007        25,000        27,750
                                                                                                         -----------
TOTAL                                                                                                         37,438
                                                                                                         -----------
TOTAL CONVERTIBLE BONDS (Cost $143,209)                                                                      146,681
                                                                                                         ===========

                                                                                                SHARES
                                                                                                 (000)
                                                                                           -----------
CONVERTIBLE PREFERRED STOCKS 3.69%

BIOTECHNOLOGY 0.76%
Baxter Int'l., Inc.                                           7.00%                                200         9,804
                                                                                                         -----------

CHEMICALS 0.41%
IMC Global, Inc.                                              7.50%                                100         5,219
                                                                                                         -----------

DIVERSIFIED FINANCIALS 0.87%
Prudential Financial, Inc.                                    6.75%                                200        11,190
                                                                                                         -----------

INSURANCE 0.80%
Chubb Corp.                                                   7.00%                                400        10,280
                                                                                                         -----------

OFFICE ELECTRONICS 0.08%
Xerox Corp.                                                   6.25%                                 10         1,048
                                                                                                         -----------

WIRELESS TELECOMMUNICATION SERVICES 0.77%
Sprint Corp.                                                 7.125%                              1,250         9,938
                                                                                                         -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $45,237)                                                             47,479
                                                                                                         ===========

                                                                                             PRINCIPAL
                                                                                                AMOUNT
                                                                                           -----------
HIGH YIELD CORPORATE BONDS 27.34%

AUTO COMPONENTS 0.40%
Tenneco Automotive, Inc.+                                    10.25%            7/15/2013   $     5,000         5,088
                                                                                                         -----------

AUTOMOBILES 0.85%
TRW Automotive, Inc.+                                        9.375%            2/15/2013        10,000        10,900
                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                          INTEREST              MATURITY     PRINCIPAL
INVESTMENTS                                                   RATE                  DATE        AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------
BEVERAGES 0.80%
Le-Natures, Inc.+                                             9.00%            6/15/2013   $    10,000   $    10,350
                                                                                                         -----------

CHEMICALS 0.81%
Airgas, Inc.                                                  7.75%            9/15/2006        10,000        10,450
                                                                                                         -----------

CONTAINERS & PACKAGING 0.79%
BWAY Corp.+                                                  10.00%           10/15/2010        10,000        10,200
                                                                                                         -----------

DIVERSIFIED FINANCIALS 0.40%
Worldspan LP Fin Corp.+                                      9.625%            6/15/2011         5,000         5,175
                                                                                                         -----------

DIVERSIFIED TELECOMMUNICATION
 SERVICES 0.75%
Qwest Capital Funding                                        5.875%             8/3/2004        10,000         9,625
                                                                                                         -----------

ELECTRIC UTILITIES 1.19%
Reliant Resources, Inc.+(b)                                   9.50%            7/15/2013         5,000         5,063
TECO Energy, Inc.                                             7.50%            6/15/2010        10,000        10,250
                                                                                                         -----------
TOTAL                                                                                                         15,313
                                                                                                         -----------

ENERGY EQUIPMENT & SERVICES 0.77%
Sonat Inc.                                                   6.875%             6/1/2005        10,000         9,850
                                                                                                         -----------

FOOD PRODUCTS 1.21%
Domino's, Inc.+                                               8.25%             7/1/2011        10,000        10,375
Merisant Co.+(b)                                              9.50%            7/15/2013         5,000         5,200
                                                                                                         -----------
TOTAL                                                                                                         15,575
                                                                                                         -----------

HEALTHCARE EQUIPMENT & SUPPLIES 0.41%
Medex, Inc.+                                                 8.875%            5/15/2013         5,000         5,213
                                                                                                         -----------

HEALTHCARE PROVIDERS & SERVICES 0.39%
Iasis Healthcare Corp.+                                       8.50%           10/15/2009         5,000         5,075
                                                                                                         -----------

INDUSTRIAL CONGLOMERATES 0.82%
Allied Waste North America, Inc.                             7.875%            4/15/2013        10,000        10,512
                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                          INTEREST              MATURITY     PRINCIPAL
INVESTMENTS                                                   RATE                  DATE        AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------
IT SERVICES 2.04%
Cooperative Computing+                                       10.50%            6/15/2011   $    10,000   $    10,300
Titan Corp.+                                                  8.00%            5/15/2011        15,000        15,975
                                                                                                         -----------
TOTAL                                                                                                         26,275
                                                                                                         -----------

LEISURE EQUIPMENT & PRODUCTS 0.80%
AMC Entertainment, Inc.                                       9.50%            3/15/2009        10,000        10,275
                                                                                                         -----------

MACHINERY 1.59%
Esterline Tech Corp.+                                         7.75%            6/15/2013         5,000         5,150
JLG Industries, Inc.+                                         8.25%             5/1/2008        15,000        15,300
                                                                                                         -----------
TOTAL                                                                                                         20,450
                                                                                                         -----------

MEDIA 4.00%
American Color Graphics+(b)                                  10.00%            6/15/2010        15,000        15,000
CBD Media/CBD Finance+                                       8.625%             6/1/2011         5,000         5,175
Charter Communications Hldgs.                                10.00%             4/1/2009        10,000         7,700
General Motors Corp.(b)                                      7.125%            7/15/2013         5,000         4,980
Insight Comm Co., Inc.**                               0.00%/12.25%     2/15/2006 & 2011        10,000         8,350
Mediacom LLC                                                  8.50%            4/15/2008        10,000        10,150
                                                                                                         -----------
TOTAL                                                                                                         51,355
                                                                                                         -----------

METALS & MINING 0.65%
AK Steel Corp.                                                7.75%            6/15/2012        10,000         8,350
                                                                                                         -----------

MULTI-LINE RETAIL 0.74%
Saks, Inc.                                                   7.375%            2/15/2019        10,000         9,550
                                                                                                         -----------

MULTI-UTILITIES & UNREGULATED POWER 2.87%
AES Corp.+                                                    8.75%            5/15/2013        10,000        10,450
Calpine Corp.                                                 8.50%            2/15/2011        15,000        11,325
The Williams Co., Inc.                                       7.875%             9/1/2021        10,000         9,800
The Williams Co., Inc.                                       8.625%             6/1/2010         5,000         5,250
                                                                                                         -----------
TOTAL                                                                                                         36,825
                                                                                                         -----------

OIL & GAS 1.17%
Dynegy, Inc.                                                 8.125%            3/15/2005        10,000         9,775
Semco Energy, Inc.+                                          7.125%            5/15/2008         5,000         5,250
                                                                                                         -----------
TOTAL                                                                                                         15,025
                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2003

                                                          INTEREST              MATURITY     PRINCIPAL
INVESTMENTS                                                   RATE                  DATE        AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS 0.37%
Buckeye Technologies, Inc.                                    8.00%           10/15/2010   $     5,000   $     4,700
                                                                                                         -----------

TEXTILES & APPAREL 0.33%
Levi Strauss & Co.                                           12.25%           12/15/2012         5,000         4,187
                                                                                                         -----------

WIRELESS TELECOMMUNICATION SERVICES 3.19%
Centennial Cell Communications+                             10.125%            6/15/2013        10,000         9,950
Nextel Communications, Inc.                                  12.00%            11/1/2008        10,000        10,800
Nextel Partners, Inc.+                                       8.125%             7/1/2011        10,000        10,025
Rogers Cantel, Inc.(a)                                        8.30%            10/1/2007        10,000        10,312
                                                                                                         -----------
TOTAL                                                                                                         41,087
                                                                                                         -----------
TOTAL HIGH YIELD CORPORATE BONDS (Cost $345,410)                                                             351,405
                                                                                                         ===========
TOTAL LONG-TERM INVESTMENTS (Cost $1,212,606)                                                              1,260,503
                                                                                                         ===========

SHORT-TERM INVESTMENT 3.56%

REPURCHASE AGREEMENT 3.56%

Repurchase Agreement dated 6/30/2003 1.10%
due 7/1/2003 with State Street Bank & Trust Co.
collateralized by $50,000 of Federal Home Loan
Mortgage Corp. at 2.15% due 1/21/2005;
value: $50,777; proceeds: $45,857
(Cost $45,856)                                                                                  45,856        45,856
                                                                                                         ===========
TOTAL INVESTMENTS 101.64% (Cost $1,258,462)                                                              $ 1,306,359
                                                                                                         ===========

  ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
  +   Restricted security under Rule 144A.
  # Variable rate security. The interest rate represents the rate at June 30, 2003.
  (a) Foreign security denominated in U.S. dollars.
  (b) Securities purchased on a when-issued basis.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003

ASSETS:
   Investment in securities, at value (cost $1,258,462)                  $      1,306,359
   Receivables:
     Interest and dividends                                                         7,835
     Investment securities sold                                                    54,094
     Capital shares sold                                                           11,690
     From Lord, Abbett & Co. LLC                                                   21,751
-----------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                 1,401,729
-----------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                               96,553
     Capital shares reacquired                                                          6
     Management fees                                                                  734
     Fund administration fees                                                          39
     Directors' fees                                                                  106
   Accrued expenses                                                                19,067
-----------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                              116,505
=========================================================================================
NET ASSETS                                                               $      1,285,224
=========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $      1,220,697
Undistributed net investment income                                                 6,975
Accumulated net realized gain on investments                                        9,655
Net unrealized appreciation on investments                                         47,897
-----------------------------------------------------------------------------------------
NET ASSETS                                                               $      1,285,224
=========================================================================================
OUTSTANDING SHARES                                                                120,619

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                            $          10.66
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Period April 30, 2003* to June 30, 2003

INVESTMENT INCOME:
Dividends                                                                $          5,015
Interest                                                                            4,134
Foreign withholding tax                                                               (42)
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                             9,107
-----------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                     1,389
Shareholder servicing                                                              11,939
Professional                                                                        7,482
Reports to shareholders                                                               744
Fund administration                                                                    74
Custody                                                                               813
Directors' fees                                                                       106
Registration                                                                          435
Offering                                                                              583
Other                                                                                 317
-----------------------------------------------------------------------------------------
Gross expenses                                                                     23,882
   Expenses assumed by Lord, Abbett & Co. LLC                                     (21,750)
-----------------------------------------------------------------------------------------
NET EXPENSES                                                                        2,132
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               6,975
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                    9,655
Net change in unrealized appreciation/depreciation on investments                  47,897
=========================================================================================
NET REALIZED AND UNREALIZED GAIN                                                   57,552
=========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $         64,527
=========================================================================================

 *Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                          APRIL 30, 2003*
                                                                         TO JUNE 30, 2003
INCREASE IN NET ASSETS                                                        (UNAUDITED)
OPERATIONS:
Net investment income                                                    $          6,975
Net realized gain on investments                                                    9,655
Net change in unrealized appreciation/depreciation on investments                  47,897
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               64,527
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                                   1,220,897
Cost of shares reacquired                                                            (200)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS            1,220,697
=========================================================================================
NET INCREASE IN NET ASSETS                                                      1,285,224
=========================================================================================
NET ASSETS:
Beginning of period                                                                     -
-----------------------------------------------------------------------------------------
END OF PERIOD                                                            $      1,285,224
=========================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                      $          6,975
=========================================================================================

 *Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                           4/30/2003(c)
                                                                                TO
                                                                            6/30/2003
                                                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                     $          10.00
                                                                         ================
Investment operations:

  Net investment income(a)                                                            .07

  Net realized and unrealized gain                                                    .59
                                                                         ----------------
    Total from investment operations                                                  .66
                                                                         ----------------
NET ASSET VALUE, END OF PERIOD                                           $          10.66
                                                                         ================
Total Return(b)                                                                      6.60%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                                              .19%(d)

  Expenses, excluding expense reductions                                             2.15%(d)

  Net investment income                                                               .63%(d)

                                                                           4/30/2003(c)
                                                                                TO
                                                                            6/30/2003
SUPPLEMENTAL DATA:                                                         (UNAUDITED)
-----------------------------------------------------------------------------------------
   Net assets, end of period (000)                                       $          1,285

   Portfolio turnover rate                                                          24.32%
=========================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return assumes the reinvestment of all distributions.
(c) Commencement of operations.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This report covers the following Portfolio: America's Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act. The Fund commenced investment operations and was capitalized with a $1,000,000 investment from Lord, Abbett & Co. LLC ("Lord Abbett") on April 30, 2003.

The investment objective of the Fund is to seek current income and capital appreciation. The Fund offers one class of shares, herein referred to as Class VC Shares which are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price or, if no sales price is available, at the mean between the latest bid and asked prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company, on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENT-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Governement Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

(h) OFFERING COSTS-Lord Abbett incurred offering costs on behalf of the Fund which will be reimbursed by the Fund subject to its contractual expense limitation. Such expenses were deferred and are being amortized on the straight-line basis over a one-year period from the date the Fund commenced operations.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .75%.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the average daily net assets.

For the fiscal period ending December 31, 2003, Lord Abbett has contractually agreed to limit the Fund's other expenses (excluding management fee) to .40% of average daily net assets.

The Company, on behalf of the Fund, entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .25% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the period ended June 30, 2003, the Fund incurred expenses of $10,445 for such servicing arrangements, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost                          $ 1,258,462
---------------------------------------------
Gross unrealized gain                  60,648
Gross unrealized loss                 (12,751)
---------------------------------------------
Net unrealized security gain      $    47,897
=============================================

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the period ended June 30, 2003 are as follows:

PURCHASES                               SALES
---------------------------------------------
$1,482,924                        $   279,832

There were no purchases or sales of U.S. Government securities for the period ended June 30, 2003.

As of June 30, 2003, there were no securities on loan and no securities lending activity during the period ended June 30, 2003 for the Fund.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in

Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities. The values of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

10. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 50 million shares of $.001 par share value capital stock. Transactions in shares of capital stock with respect to the Fund are as follows:

                                        PERIOD ENDED
                          JUNE 30, 2003 (UNAUDITED)*
----------------------------------------------------
SHARES SOLD                             $    120,637
SHARES REACQUIRED                                (18)
----------------------------------------------------
INCREASE                                     120,619
----------------------------------------------------

*For the period April 30, 2003 (commencement of operation) to June 30, 2003.

[LORD ABBETT LOGO]


     This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund Prospectus.

 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                       Lord Abbett Series Fund, Inc.          LASFAmV-3-603
        90 Hudson Street - Jersey City, New Jersey 07302-3973       America's Value Portfolio              (8/03)


[LORD ABBETT LOGO]

  2003
   SEMI-
  ANNUAL
     REPORT

  LORD ABBETT
  SERIES FUND-
  BOND-DEBENTURE PORTFOLIO


  FOR THE SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett Series Fund--Bond-Debenture Portfolio's ("the Fund") strategies and performance for the six-month period ended June 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

     Two trends dominated the fixed-income markets in the period: the flight to a perceived safe haven from geopolitical and economic uncertainties and a search for yield. These contradictory positions--the first, a flight from risk and the second, a willingness to take on risk--kept the bid strong in nearly every classification of fixed income, from government securities to corporate bonds. With Treasury yields at historically low levels, the search for yield focused in the corporate bond market, where investors remained optimistic, citing evidence of improved corporate earnings and higher productivity. Demand for high-yield bonds reached record levels. Lower-quality credits outperformed investment-grade, as investors focused on the opportunity for high yield.

     By June, with an end to the major combat in Iraq, both fixed-income and equity markets seemed determined to rally. We believe equity investors responded positively to improved corporate earnings, low interest rates, and expectations for a reasonably strong economic recovery in the second half of the year. Investors in corporate bonds and convertible securities also looked on the bright side, pushing prices higher and narrowing spreads against Treasuries. Treasuries, on the other hand, rallied on the warnings from the Federal Reserve Board (the Fed) against a far less benign outlook: the risk--albeit small--of deflation.

FUND REVIEW(1)

     The Fund returned 10.4% for the six months ended June 30, 2003, compared with its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.9% for the same period. Average Annual Total Returns for the 1 year and since inception (12/03/01) are 14.47% and 12.00% respectively as of June 30, 2003.(2)

--------------------------------------------------------------------------------

     The Fund benefited from its diversified positioning in the fixed-income markets, with gains generated in both high-yield and investment-grade corporate bonds as well as in convertible securities. The Fund's best performers in the high-yield market were below investment-grade credits in telecommunications, technology, healthcare and cable firms. Also adding to performance were holdings in below investment-grade convertible securities in pharmaceutical and technology companies.

     Detracting from performance in the high-yield and convertible sectors were below-investment grade credits in specific healthcare and energy issues.

     To reduce credit risk, the Fund holds at all times at least 20% of its portfolio in investment-grade securities. The Fund also limits its participation in lower quality credits (CCCs), which, over the long run, tend to have much higher volatility, lower returns and higher probabilities of default than the high-yield market as a whole. Both positions detracted somewhat from performance for the most part, as lower-quality credits outperformed investment-grade in the period.

     We will continue to focus on the securities of pro-cyclical companies that we believe may benefit from a potential economic recovery and we will increase slightly the portfolio's equity-sensitivity.

(1) The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Total returns are at NAV of Fund shares and include the reinvestment of dividends and the effect of deducting Fund's expenses. The performance shown does not reflect the sales charges or expenses specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges.

The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

Funds are actively managed and, as a result, asset allocations are subject to change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                                         SHARES
INVESTMENTS                                                                               (000)          VALUE
--------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 90.73%

COMMON STOCKS 0.31%

MULTI-LINE INSURANCE 0.31%
MetLife Inc. (Cost $169,279)                                                                  7   $    185,043
                                                                                                  ============

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
                                                          RATE              DATE          (000)
                                                -----------------------------------------------
CONVERTIBLE BONDS 15.46%

AEROSPACE/DEFENSE 0.78%
EDO Corp.                                                 5.25%        4/15/2007   $        150        151,500
L-3 Comm Hldgs. Corp.                                     4.00%        9/15/2011            300        313,875
                                                                                                  ------------
TOTAL                                                                                                  465,375
                                                                                                  ------------

COMPUTER HARDWARE 0.12%
Maxtor Corp.+                                             6.80%        4/30/2010             60         69,300
                                                                                                  ------------

ELECTRONICS 1.23%
Flir Systems, Inc.+                                       3.00%         6/1/2023            500        510,000
LSI Logic Corp.                                           4.00%        11/1/2006            100         93,500
RF Micro Devices, Inc.+(c)                                1.50%         7/1/2010            130        131,787
                                                                                                  ------------
TOTAL                                                                                                  735,287
                                                                                                  ------------

ENERGY - EXPLORATION & PRODUCTION 0.63%
Kerr-McGee Corp.                                          5.25%        2/15/2010            350        376,250
                                                                                                  ------------

FOOD - WHOLESALE 1.34%
General Mills, Inc.+                               Zero Coupon        10/28/2022            350        249,812
Nestle Hldgs., Inc.                                       3.00%         5/9/2005            500        548,125
                                                                                                  ------------
TOTAL                                                                                                  797,937
                                                                                                  ------------

HEALTH SERVICES 2.55%
Abgenix, Inc.                                             3.50%        3/15/2007            500        418,750
Lifepoint Hospitals Holdings                              4.50%         6/1/2009            400        388,500
Universal Hlth Services, Inc.                            0.426%        6/23/2020          1,200        712,500
                                                                                                  ------------
TOTAL                                                                                                1,519,750
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
MACHINERY 0.28%
Danaher Corp.                                      Zero Coupon         1/22/2021   $        250   $    167,813
                                                                                                  ------------

MEDIA - BROADCAST 0.34%
Sinclair Broadcast Grp, Inc.+                            4.875%#       7/15/2018            200        205,000
                                                                                                  ------------

MEDIA - DIVERSIFIED 1.17%
Interpublic Group of Cos., Inc.                           1.87%         6/1/2006            200        175,250
Liberty Media Corp. Class A                               3.25%        3/15/2031            500        522,500
                                                                                                  ------------
TOTAL                                                                                                  697,750
                                                                                                  ------------

MEDIA - SERVICES 0.51%
Lamar Advertising Co.                                    2.875%       12/31/2010            300        302,625
                                                                                                  ------------

OIL FIELD EQUIPMENT & SERVICES 0.53%
Hanover Compressor Co.                                    4.75%        3/15/2008            350        315,438
                                                                                                  ------------

PHARMACEUTICALS 1.55%
Enzon, Inc.                                               4.50%         7/1/2008            500        412,500
IVAX Corp.                                                5.50%        5/15/2007            300        303,375
Teva Pharmaceutical Industries(a)                        0.375%       11/15/2022            150        211,125
                                                                                                  ------------
TOTAL                                                                                                  927,000
                                                                                                  ------------

SOFTWARE/SERVICES 2.98%
BEA Systems, Inc.                                         4.00%       12/15/2006            350        339,063
Bisys Group, Inc.                                         4.00%        3/15/2006            300        296,625
First Data Corp.                                          2.00%         3/1/2008            350        392,000
Mentor Graphics Corp.                                    6.875%        6/15/2007            500        555,000
Mercury Interactive Corp.                                 4.75%         7/1/2007            200        198,250
                                                                                                  ------------
TOTAL                                                                                                1,780,938
                                                                                                  ------------

TELECOM - WIRELESS 0.55%
Nextel Communications, Inc.                               5.25%        1/15/2010            350        330,750
                                                                                                  ------------

TELECOMMUNICATIONS EQUIPMENT 0.90%
Corning, Inc.                                             3.50%        11/1/2008            500        539,375
                                                                                                  ------------
TOTAL CONVERTIBLE BONDS (Cost $8,936,006)                                                            9,230,588
                                                                                                  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                          INTEREST              SHARES
INVESTMENTS                                                   RATE               (000)           VALUE
------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS 5.97%

AEROSPACE/DEFENSE 0.19%
Raytheon Co.                                                  8.25%                  2    $    114,480
                                                                                          ------------

AUTOMOTIVE 0.04%
Ford Motor Co. Cap. Tr.                                       6.50%                  -(d)       21,725
                                                                                          ------------

CHEMICALS 0.55%
IMC Global, Inc.                                              7.50%                  6         328,797
                                                                                          ------------

ELECTRIC-INTEGRATED 0.49%
Dominion Resources, Inc.                                      9.50%                  5         294,800
                                                                                          ------------

ENERGY - EXPLORATION & PRODUCTION 0.43%
Chesapeake Energy Corp.+                                      6.00%                  4         256,762
                                                                                          ------------

FORESTRY/PAPER 0.30%
Temple-Inland, Inc.                                           7.50%                  4         177,800
                                                                                          ------------

HEALTH SERVICES 1.73%
Anthem, Inc.                                                  6.00%                  5         467,900
Baxter Int'l., Inc.                                           7.00%                  6         294,120
Omnicare, Inc.                                                4.00%                  5         274,000
                                                                                          ------------
TOTAL                                                                                        1,036,020
                                                                                          ------------

INVESTMENTS & MISC FINANCIAL SERVICES 0.50%
Washington Mutual, Inc.                                      5.375%                  5         296,250
                                                                                          ------------

MEDIA - BROADCAST 0.90%
Sinclair Broadcast Grp, Inc.                                  6.00%                 12         540,000
                                                                                          ------------

MULTI-LINE INSURANCE 0.65%
Prudential Financial, Inc.                                    6.75%                  7         391,650
                                                                                          ------------

RAILROADS 0.17%
Union Pac. Cap. Tr.                                           6.25%                  2          99,239
                                                                                          ------------

SOFTWARE/SERVICES 0.02%
Electronic Data Systems Corp.                                7.625%                  -(d)       11,025
                                                                                          ------------

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,261,091)                                         3,568,548
                                                                                          ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISE SECURITIES 3.45%
Federal Home Loan Mortgage Corp.                          3.50%        9/15/2007   $        500   $    523,222
Federal Home Loan Mortgage Corp.                          5.50%        7/15/2006            750        830,564
Federal National Mortgage Assoc.                          6.00%         5/1/2032            677        704,505
                                                                                                  ------------
TOTAL GOVERNMENT SPONSORED ENTERPRISE
  SECURITIES (Cost $2,008,376)                                                                       2,058,291
                                                                                                  ============

HIGH YIELD CORPORATE BONDS 65.54%

AEROSPACE/DEFENSE 1.30%
Esterline Tech Corp.+                                     7.75%        6/15/2013            125        128,750
L-3 Comm Hldgs Corp.                                     7.625%        6/15/2012            150        165,750
Raytheon Co.                                              6.30%        3/15/2005            200        213,694
Titan Corp.+                                              8.00%        5/15/2011            250        266,250
                                                                                                  ------------
TOTAL                                                                                                  774,444
                                                                                                  ------------

AIRLINES 0.16%
AMR Corp.                                                 9.00%         8/1/2012            135         92,475
                                                                                                  ------------

APPAREL/TEXTILES 0.90%
Interface, Inc.                                           9.50%       11/15/2005            100         85,500
Levi Strauss & Co.                                       12.25%       12/15/2012            150        125,625
Phillips-Van Heusen Corp.+                               8.125%         5/1/2013             75         77,344
Tommy Hilfiger USA, Inc.                                  6.85%         6/1/2008            250        250,000
                                                                                                  ------------
TOTAL                                                                                                  538,469
                                                                                                  ------------

AUTO LOANS 0.52%
Ford Motor Credit Corp.                                   7.25%       10/25/2011            300        308,901
                                                                                                  ------------

AUTO PARTS & EQUIPMENT 2.34%
Collins & Aikman Products Co.                            11.50%        4/15/2006            100         79,000
Cummins, Inc.+                                            9.50%        12/1/2010            450        513,000
Dana Corp.                                              10.125%        3/15/2010            250        276,875
Delco Remy Int'l., Inc.                                  11.00%         5/1/2009             25         17,125
Dura Operating Corp.                                      9.00%         5/1/2009            150        138,750
Tenneco Automotive, Inc.+                                10.25%        7/15/2013            150        152,625
TRW Automotive, Inc.+                                    9.375%        2/15/2013            200        218,000
                                                                                                  ------------
TOTAL                                                                                                1,395,375
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
AUTOMOTIVE 0.55%
Arvin Meritor, Inc.                                       8.75%         3/1/2012   $        100   $    112,500
General Motors Corp.(c)                                  7.125%        7/15/2013             60         59,764
Oshkosh Truck Corp.                                       8.75%         3/1/2008            150        156,375
                                                                                                  ------------
TOTAL                                                                                                  328,639
                                                                                                  ------------

BEVERAGE 0.26%
Le-Natures, Inc.+                                         9.00%        6/15/2013            150        155,250
                                                                                                  ------------

BUILDING & CONSTRUCTION 1.66%
Beazer Homes USA, Inc.                                   8.375%        4/15/2012            150        166,875
D. R. Horton, Inc.                                       6.875%         5/1/2013            250        264,375
Lennar Corp.                                             7.625%         3/1/2009            150        178,143
Schuler Homes, Inc.                                      9.375%        7/15/2009            150        170,250
William Lyon Homes                                       10.75%         4/1/2013            200        213,500
                                                                                                  ------------
TOTAL                                                                                                  993,143
                                                                                                  ------------

BUILDING MATERIALS 0.61%
American Standard Cos., Inc.                             7.625%        2/15/2010             75         85,500
American Standard Cos., Inc.                              8.25%         6/1/2009             75         86,906
Euramax Int'l. plc(a)                                    11.25%        10/1/2006            185        191,475
                                                                                                  ------------
TOTAL                                                                                                  363,881
                                                                                                  ------------

CHEMICALS 1.81%
Airgas, Inc.                                              7.75%        9/15/2006             50         52,250
Airgas, Inc.                                             9.125%        10/1/2011            100        111,750
Ferro Corp.                                              9.125%         1/1/2009             25         29,400
FMC Corp.                                                10.25%        11/1/2009             90        101,700
Huntsman ICI Chem LLC                                   10.125%         7/1/2009            250        241,250
IMC Global, Inc.                                         11.25%         6/1/2011            250        261,250
Lyondell Chemical Co.                                    9.625%         5/1/2007            150        147,750
Methanex Corp.(a)                                         8.75%        8/15/2012            100        112,500
Solutia, Inc.                                             6.72%       10/15/2037             25         20,125
                                                                                                  ------------
TOTAL                                                                                                1,077,975
                                                                                                  ------------

COMPUTER HARDWARE 0.14%
Seagate Tech Hldgs., Inc.(a)                              8.00%        5/15/2009             75         81,562
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
CONSUMER - PRODUCTS 0.65%
Int'l. Flavors & Fragrances, Inc.                         6.45%        5/15/2006   $        100   $    111,719
Johnsondiversey, Inc.                                    9.625%        5/15/2012            200        224,500
Merisant Co.+(c)                                          9.50%        7/15/2013             50         52,000
                                                                                                  ------------
TOTAL                                                                                                  388,219
                                                                                                  ------------

ELECTRIC - GENERATION 1.69%
AES Corp.+                                                8.75%        5/15/2013            350        365,750
Calpine Corp.                                             8.50%        2/15/2011            650        490,750
Reliant Resources, Inc.+(c)                               9.50%        7/15/2013            150        151,875
                                                                                                  ------------
TOTAL                                                                                                1,008,375
                                                                                                  ------------

ELECTRIC - INTEGRATED 0.87%
TECO Energy, Inc.                                         7.50%        6/15/2010            350        358,750
TXU Corp.                                                6.375%        6/15/2006            150        160,312
                                                                                                  ------------
TOTAL                                                                                                  519,062
                                                                                                  ------------

ELECTRONICS 0.50%
Cooperative Computing+                                   10.50%        6/15/2011             75         77,250
Sanmina Corp.+                                          10.375%        1/15/2010            200        224,000
                                                                                                  ------------
TOTAL                                                                                                  301,250
                                                                                                  ------------

ENERGY - EXPLORATION & PRODUCTION 0.88%
Chesapeake Energy Corp.                                  8.375%        11/1/2008            100        108,750
Forest Oil Corp.                                          7.75%         5/1/2014             25         26,125
Forest Oil Corp.                                          8.00%        6/15/2008             25         26,875
Houston Exploration Co.+                                  7.00%        6/15/2013             65         67,437
Magnum Hunter Resources Corp.                             9.60%        3/15/2012            200        221,000
Stone Energy Corp.                                        8.25%       12/15/2011             25         26,500
XTO Energy, Inc.+                                         6.25%        4/15/2013             45         48,038
                                                                                                  ------------
TOTAL                                                                                                  524,725
                                                                                                  ------------

ENVIRONMENTAL 0.89%
Allied Waste North America, Inc.                         10.00%         8/1/2009            500        533,750
                                                                                                  ------------

FOOD - WHOLESALE 1.43%
American Seafood Group LLC                              10.125%        4/15/2010             25         28,500
B&G Foods, Inc.                                          9.625%         8/1/2007            150        155,250
Corn Products Int'l., Inc.                                8.45%        8/15/2009             50         57,250
Dean Foods Co.                                            8.15%         8/1/2007             50         55,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
Del Monte Corp.+                                         8.625%       12/15/2012   $        300   $    319,500
Dole Food Co.+                                           8.875%        3/15/2011            150        159,750
Smithfield Foods, Inc.+                                   7.75%        5/15/2013             75         80,812
                                                                                                  ------------
TOTAL                                                                                                  856,812
                                                                                                  ------------

FOOD & DRUG RETAILERS 2.48%
Ahold Finance USA, Inc.                                   8.25%        7/15/2010            200        206,000
Great Atl & Pac Tea Co., Inc.                             7.75%        4/15/2007             35         32,900
Ingles Markets, Inc.                                     8.875%        12/1/2011            350        353,938
Rite Aid Corp.+                                          8.125%         5/1/2010            500        520,000
Roundy's, Inc.                                           8.875%        6/15/2012            100        105,000
Stater Brothers Holdings, Inc.                           10.75%        8/15/2006            250        264,375
                                                                                                  ------------
TOTAL                                                                                                1,482,213
                                                                                                  ------------

FORESTRY/PAPER 4.53%
Abitibi-Consolidated, Inc.(a)                             8.55%         8/1/2010            200        224,394
Bowater, Inc.+                                            6.50%        6/15/2013            500        475,252
Buckeye Technologies, Inc.                                8.00%       10/15/2010            400        376,000
Georgia-Pacific Corp.                                     8.25%         3/1/2023            500        458,750
Graphic Packaging Corp.                                  8.625%        2/15/2012            135        138,375
Jefferson Smurfit Corp.                                   8.25%        10/1/2012            250        269,375
Longview Fibre Co.                                       10.00%        1/15/2009            150        167,250
MDP Acquisitions plc(a)                                  9.625%        10/1/2012            200        222,000
Stone Container Corp.                                    8.375%         7/1/2012             50         53,875
Tembec Industries, Inc.(a)                                7.75%        3/15/2012            100         97,500
Weyerhaeuser Co.                                         6.125%        3/15/2007            200        221,425
                                                                                                  ------------
TOTAL                                                                                                2,704,196
                                                                                                  ------------

GAMING 4.06%
Aztar Corp.                                              8.875%        5/15/2007            300        314,625
Aztar Corp.                                               9.00%        8/15/2011             25         27,187
Boyd Gaming Corp.                                         8.75%        4/15/2012            250        275,000
Chumash Casino & Resort+                                  9.00%        7/15/2010             50         54,250
Hard Rock Hotel+                                         8.875%         6/1/2013            200        210,000
Isle of Capri Casinos, Inc.                               9.00%        3/15/2012            400        438,000
Mandalay Resorts Group                                   9.375%        2/15/2010            200        227,000
Mohegan Tribal Gaming Authority                           8.75%         1/1/2009            300        324,750
Park Place Entertainment Corp.                            7.50%         9/1/2009            120        132,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
Turning Stone Casino Resort+                             9.125%       12/15/2010   $        235   $    251,744
Venetian Casino Resort LLC                               11.00%        6/15/2010            150        169,875
                                                                                                  ------------
TOTAL                                                                                                2,424,431
                                                                                                  ------------

GAS DISTRIBUTION 2.20%
Dynegy, Inc.                                             8.125%        3/15/2005            350        342,125
Northwest Pipeline Corp.                                 8.125%         3/1/2010            150        162,000
Semco Energy, Inc.+                                      7.125%        5/15/2008             85         89,250
Sonat Inc.                                               6.875%         6/1/2005            200        197,000
Sonat Inc.                                               7.625%        7/15/2011            250        228,750
The Williams Co., Inc.                                   7.875%         9/1/2021            100         98,000
The Williams Co., Inc.                                   8.625%         6/1/2010            190        199,500
                                                                                                  ------------
TOTAL                                                                                                1,316,625
                                                                                                  ------------

HEALTH SERVICES 5.62%
Advance PCS                                               8.50%         4/1/2008            200        216,000
Alliance Imaging                                        10.375%        4/15/2011            250        262,500
Ameripath, Inc.+                                         10.50%         4/1/2013            100        107,750
Coventry Healthcare, Inc.                                8.125%        2/15/2012             25         27,250
Extendicare Health Svcs, Inc.                             9.50%         7/1/2010            250        263,750
Hanger Orthopedic Group, Inc.                           10.375%        2/15/2009             50         55,500
Healthsouth Corp.(b)                                     10.75%        10/1/2008            100         52,500
Iasis Healthcare Corp.+                                   8.50%       10/15/2009            230        233,450
Manor Care, Inc.+                                         6.25%         5/1/2013             30         31,200
Medex, Inc.+                                             8.875%        5/15/2013            520        542,100
PacifiCare Health System, Inc.                           10.75%         6/1/2009            240        276,600
Prime Medical Services, Inc.                              8.75%         4/1/2008            250        236,250
Rotech Healthcare, Inc.                                   9.50%         4/1/2012            150        154,875
Senior Housing Trust                                     7.875%        4/15/2015            200        205,000
Tenet Healthcare Corp.                                   7.375%         2/1/2013            250        242,500
Triad Hospitals, Inc.                                     8.75%         5/1/2009             25         26,719
UnitedHealth Group, Inc.                                 4.875%         4/1/2013            400        419,584
                                                                                                  ------------
TOTAL                                                                                                3,353,528
                                                                                                  ------------

HOTELS 1.09%
FelCor Lodging LP                                         9.50%        9/15/2008            150        155,625
Hilton Hotels Corp.                                       8.25%        2/15/2011            150        168,750
Host Marriott LP                                          9.25%        10/1/2007            300        324,000
                                                                                                  ------------
TOTAL                                                                                                  648,375
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD & LEISURE PRODUCTS 0.67%
Remington Arms Co.+                                      10.50%         2/1/2011   $        135   $    141,750
Royal Caribbean Cruises, Ltd.(a)                          8.00%        5/15/2010             75         78,375
Sealy Mattress Co.                                       9.875%       12/15/2007             50         50,000
United Industries Corp.+                                 9.875%         4/1/2009            125        132,500
                                                                                                  ------------
TOTAL                                                                                                  402,625
                                                                                                  ------------

LEISURE 0.25%
Six Flags, Inc.                                           9.50%         2/1/2009            150        148,500
                                                                                                  ------------

MACHINERY 0.97%
Dresser, Inc.                                            9.375%        4/15/2011            250        258,750
JLG Industries, Inc.+                                     8.25%         5/1/2008            315        321,300
                                                                                                  ------------
TOTAL                                                                                                  580,050
                                                                                                  ------------

MEDIA - BROADCAST 2.35%
Allbritton Comm Co.                                       7.75%       12/15/2012            500        518,750
Chancellor Radio Bcst, Inc.                               8.00%        11/1/2008             50         58,375
Clear Channel Comm, Inc.                                 4.625%        1/15/2008            325        341,118
Lin Television Corp.+                                     6.50%        5/15/2013            100        100,250
Sinclair Broadcast Grp, Inc.                              8.75%       12/15/2011            200        220,500
Susquehanna Media Co.                                    7.375%        4/15/2013             60         63,300
TV Azteca, S.A. de C.V.(a)                               10.50%        2/15/2007            100         99,250
                                                                                                  ------------
TOTAL                                                                                                1,401,543
                                                                                                  ------------

MEDIA - CABLE 5.00%
Charter Communications Hldgs.                            10.00%         4/1/2009            700        539,000
Comcast Corp.                                             5.85%        1/15/2010            250        275,526
Comcast Corp.                                           10.625%        7/15/2012            100        132,801
Comcast U.K. Cable Partners(a)                           11.20%       11/15/2007            350        343,437
CSC Holdings, Inc.                                       8.125%        8/15/2009            150        156,000
Direct TV Holdings+                                      8.375%        3/15/2013            350        392,000
Echostar DBS Corp.                                       9.125%        1/15/2009            230        258,175
Insight Comm Co., Inc.**                              0%/12.25%        2/15/2006
                                                                          & 2011            640        534,400
Mediacom LLC                                              8.50%        4/15/2008            350        355,250
                                                                                                  ------------
TOTAL                                                                                               2,986,589
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
MEDIA - DIVERSIFIED 0.98%
AOL Time Warner, Inc.                                    6.125%        4/15/2006   $        200   $    218,858
Block Communications, Inc.                                9.25%        4/15/2009            150        164,250
Vivendi Universal+(a)                                     9.25%        4/15/2010            175        199,938
                                                                                                  ------------
TOTAL                                                                                                  583,046
                                                                                                  ------------

METALS/MINING 0.52%
Century Aluminum Co.                                     11.75%        4/15/2008            100        102,500
Peabody Energy Corp.+                                    6.875%        3/15/2013            200        210,500
                                                                                                  ------------
TOTAL                                                                                                  313,000
                                                                                                  ------------

NON-FOOD & DRUG RETAILERS 2.49%
Cole National Group                                      8.875%        5/15/2012            250        241,875
Dillard's, Inc.                                           6.30%        2/15/2008            300        288,750
J.C. Penney Co., Inc.                                    6.875%       10/15/2015            100         94,060
J.C. Penney Co., Inc.                                     7.95%         4/1/2017            200        199,000
J.C. Penney Co., Inc.                                     8.00%         3/1/2010            200        210,500
Saks, Inc.                                               9.875%        10/1/2011            400        452,000
                                                                                                  ------------
TOTAL                                                                                                1,486,185
                                                                                                  ------------

OFFICE EQUIPMENT 0.17%
Xerox Corp.                                               5.50%       11/15/2003            100        101,000
                                                                                                  ------------

OIL FIELD EQUIPMENT & SERVICES 0.25%
Key Energy Services, Inc.                                6.375%         5/1/2013             50         51,000
Offshore Logistics, Inc.+                                6.125%        6/15/2013            100        100,750
                                                                                                  ------------
TOTAL                                                                                                  151,750
                                                                                                  ------------

PACKAGING 3.38%
AEP Industries, Inc.                                     9.875%       11/15/2007            250        231,250
Anchor Glass Container+                                  11.00%        2/15/2013            400        439,000
BWAY Corp.+                                              10.00%       10/15/2010            550        561,000
Owens-Brockway Glass Co.+                                 7.75%        5/15/2011            125        132,813
Owens-Brockway Glass Co.                                 8.875%        2/15/2009            500        545,000
Plastipak Holdings, Inc.                                 10.75%         9/1/2011            100        107,500
                                                                                                  ------------
TOTAL                                                                                                2,016,563
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS 1.84%
Alpharma, Inc.+                                          8.625%         5/1/2011   $        500   $    527,500
Biovail Corp.(a)                                         7.875%         4/1/2010            250        266,250
Perkinelmer, Inc.                                        8.875%        1/15/2013            280        305,200
                                                                                                  ------------
TOTAL                                                                                                1,098,950
                                                                                                  ------------

PRINTING & PUBLISHING 2.16%
American Color Graphics+(c)                              10.00%        6/15/2010            225        225,000
American Media, Inc.                                     10.25%         5/1/2009            150        162,750
CBD Media+                                               8.625%         6/1/2011             55         56,925
Houghton Mifflin Co.+                                     8.25%         2/1/2011            450        477,000
Primedia, Inc.                                           8.875%        5/15/2011            350        370,125
                                                                                                  ------------
TOTAL                                                                                                1,291,800
                                                                                                  ------------

RESTAURANTS 0.13%
Domino's, Inc.+                                           8.25%         7/1/2011             75         77,813
                                                                                                  ------------

SOFTWARE/SERVICES 0.18%
Unisys Corp.                                             8.125%         6/1/2006            100        107,500
                                                                                                  ------------

STEEL PRODUCERS/PRODUCTS 0.76%
AK Steel Corp.                                            7.75%        6/15/2012             85         70,975
Armco, Inc.                                               9.00%        9/15/2007            380        336,300
Oregon Steel Mills, Inc.                                 10.00%        7/15/2009             50         45,250
                                                                                                  ------------
TOTAL                                                                                                  452,525
                                                                                                  ------------

SUPPORT-SERVICES 0.52%
Iron Mountain, Inc.                                       7.75%        1/15/2015            250        265,625
Worldspan LP Fin Corp.+                                  9.625%        6/15/2011             45         46,575
                                                                                                  ------------
TOTAL                                                                                                  312,200
                                                                                                  ------------

TELECOM - FIXED LINE 0.24%
Level 3 Communications, Inc.                             11.25%        3/15/2010            150        142,500
                                                                                                  ------------

TELECOM - INTEGRATED/SERVICES 0.93%
Qwest Capital Funding                                    5.875%         8/3/2004            165        158,813
Qwest Services Corp.+                                    13.50%       12/15/2010            350        397,250
                                                                                                  ------------
TOTAL                                                                                                  556,063
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
TELECOM - WIRELESS 3.29%
Alamosa Delaware, Inc.                                  13.625%        8/15/2011   $        100   $     84,500
Centennial Cell Communications+                         10.125%        6/15/2013            100         99,500
Nextel Communications, Inc.                               9.50%         2/1/2011            100        111,250
Nextel Communications, Inc.                              12.00%        11/1/2008            215        232,200
Nextel Partners, Inc.+                                   8.125%         7/1/2011            100        100,250
Rogers Cantel, Inc.(a)                                    8.30%        10/1/2007            250        257,812
Rogers Wireless, Inc.(a)                                 9.625%         5/1/2011            100        115,500
Rural Cellular Corp.                                      9.75%        1/15/2010            470        418,300
TeleCorp PCS, Inc.                                      10.625%        7/15/2010            100        121,250
Triton PCS, Inc.                                         11.00%         5/1/2008            400        426,000
                                                                                                  ------------
TOTAL                                                                                                1,966,562
                                                                                                  ------------

TELECOMMUNICATIONS EQUIPMENT 0.83%
Corning Glass                                             7.00%        3/15/2007            200        201,250
Nortel Networks, Inc.(a)                                 6.125%        2/15/2006            300        292,500
                                                                                                  ------------
TOTAL                                                                                                  493,750
                                                                                                  ------------

THEATERS & ENTERTAINMENT 0.49%
AMC Entertainment, Inc.                                   9.50%        3/15/2009             75         77,063
Cinemark USA, Inc.+                                       9.00%         2/1/2013            200        218,000
                                                                                                  ------------
TOTAL                                                                                                  295,063
                                                                                                  ------------
TOTAL HIGH YIELD CORPORATE BONDS (Cost $36,778,541)                                                 39,137,252
                                                                                                  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2003

                                                                                      PRINCIPAL
                                                      INTEREST          MATURITY         AMOUNT
INVESTMENTS                                               RATE              DATE          (000)          VALUE
--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 8.14%

GOVERNMENT SPONSORED ENTERPRISE OBLIGATION 4.07%
Federal Credit Discount Note                              0.95%         7/1/2003   $      2,431   $  2,431,000
                                                                                                  ------------

REPURCHASE AGREEMENT 4.07%
Repurchase Agreement dated 6/30/2003, 1.10%
due 7/1/2003 with State Street Bank & Trust Co.
collateralized by $2,460,000 of Federal National
Mortgage Assoc. at 2.00% due 1/14/2005;
value: $2,483,582; proceeds: $2,430,305                                                   2,430      2,430,230
                                                                                                  ============
TOTAL SHORT-TERM INVESTMENTS (Cost $4,861,230)                                                       4,861,230
                                                                                                  ============
TOTAL INVESTMENTS 98.87% (Cost $56,014,523)                                                       $ 59,040,952
                                                                                                  ============

  ** Deferred-interest debentures pay no interest for a stipulated numbers of years, after which they pay a predetermined interest rate.
   +  Restricted security under Rule 144A.
   # Variable rate security. The interest rate represents the rate at June 30, 2003.
  (a) Foreign security denominated in U.S. dollars.
  (b) Defaulted security.
  (c) Security purchased on a when-issued basis.
  (d) Amount represents less than $1,000 principal.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2003

ASSETS:
   Investment in securities, at value (cost $56,014,523)            $  59,040,952
   Cash                                                                   225,684
   Receivables:
     Interest and dividends                                               884,394
     Investment securities sold                                         5,693,419
     Capital shares sold                                                  193,023
     From Lord, Abbett & Co. LLC                                            3,409
   Prepaid expenses                                                           264
---------------------------------------------------------------------------------
   TOTAL ASSETS                                                        66,041,145
---------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                    6,231,103
     Capital shares reacquired                                             11,928
     Management fees                                                       22,994
     Fund administration fees                                               6,579
   Accrued expenses                                                        50,951
---------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                    6,323,555
=================================================================================
NET ASSETS                                                          $  59,717,590
=================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $  55,275,383
Undistributed net investment income                                     1,211,215
Accumulated net realized gain on investments                              204,563
Net unrealized appreciation on investments                              3,026,429
---------------------------------------------------------------------------------
NET ASSETS                                                          $  59,717,590
=================================================================================
OUTSTANDING SHARES                                                      5,111,710

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                       $       11.68
=================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
Dividends                                                           $      81,301
Interest                                                                1,295,210
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 1,376,511
---------------------------------------------------------------------------------
EXPENSES:
Management fees                                                            98,174
Shareholder servicing                                                      55,584
Professional                                                                7,746
Reports to shareholders                                                     3,288
Fund administration                                                         6,710
Custody                                                                     5,361
Directors' fees                                                                13
Registration                                                                  963
Other                                                                       2,133
---------------------------------------------------------------------------------
Gross expenses                                                            179,972
   Expense reductions                                                        (268)
   Expenses assumed by Lord, Abbett & Co. LLC                              (3,356)
---------------------------------------------------------------------------------
NET EXPENSES                                                              176,348
---------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   1,200,163
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                          234,200
Net change in unrealized appreciation/depreciation on investments       2,658,287
=================================================================================
NET REALIZED AND UNREALIZED GAIN                                        2,892,487
=================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   4,092,650
=================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                           ENDED      YEAR ENDED
                                                                   JUNE 30, 2003    DECEMBER 31,
INCREASE IN NET ASSETS                                               (UNAUDITED)            2002
OPERATIONS:
Net investment income                                               $  1,200,163    $    440,255
Net realized gain on investments                                         234,200          73,146
Net change in unrealized appreciation/depreciation on investments      2,658,287         372,348
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   4,092,650         885,749
================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                          -        (484,435)
Net realized gain                                                              -         (57,813)
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            -        (542,248)
================================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                         38,363,768      25,310,951
Reinvestment of distributions                                                  -         542,248
Cost of shares reacquired                                             (6,502,085)     (3,436,273)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                    31,861,683      22,416,926
================================================================================================
NET INCREASE IN NET ASSETS                                            35,954,333      22,760,427
================================================================================================
NET ASSETS:
Beginning of period                                                   23,763,257       1,002,830
------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $ 59,717,590    $ 23,763,257
================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                 $  1,211,215    $     11,052
================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS
                                                                 ENDED                        12/3/2001(c)
                                                                6/30/2003       YEAR ENDED         TO
                                                               (UNAUDITED)      12/31/2002     12/31/2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                           $    10.58       $    10.03    $      10.00
                                                               ==========       ==========    ============

Investment operations:
  Net investment income(a)                                            .34              .57             .03
  Net realized and unrealized gain                                    .76              .23               -(e)
                                                               ----------       ----------    ------------
    Total from investment operations                                 1.10              .80             .03
                                                               ----------       ----------    ------------

Distributions to shareholders from:
  Net investment income                                                 -             (.22)              -
  Net realized gain                                                     -             (.03)              -
                                                               ----------       ----------    ------------
    Total distributions                                                 -             (.25)              -
                                                               ----------       ----------    ------------
NET ASSET VALUE, END OF PERIOD                                 $    11.68       $    10.58    $      10.03
                                                               ==========       ==========    ============

Total Return(b)                                                     10.40%(d)         7.92%            .30%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                              .44%(d)          .85%            .07%(d)
  Expenses, excluding expense reductions                              .45%(d)         1.62%            .33%(d)
  Net investment income                                              3.03%(d)         5.39%            .34%(d)

                                                              SIX MONTHS
                                                                 ENDED                        12/3/2001(c)
                                                               6/30/2003        YEAR ENDED        TO
SUPPLEMENTAL DATA:                                            (UNAUDITED)       12/31/2002    12/31/2001
----------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                              $   59,718       $   23,763    $      1,003
  Portfolio turnover rate                                           15.59%          105.79%          21.07%
----------------------------------------------------------------------------------------------------------

(a) Calculated using average shares outstanding during the period.
(b) Total return assumes the reinvestment of all distributions.
(c) Commencement of operations.
(d) Not annualized.
(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This report covers the following Portfolio: Bond-Debenture Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers one class of shares, herein referred to as Class VC Shares which are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price or, if no sales price is available, at the mean between the latest bid and asked prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company, on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .50%.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

For the fiscal year ending December 31, 2003, Lord Abbett contractually limited the Fund's other expenses (excluding management fee) to .40% of average daily net assets.

The Company, on behalf of the Fund, entered into service agreements which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .25% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2003, the Fund incurred expenses of $38,224 for such servicing arrangements, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 are as follows:

                                   6/30/2003   12/31/2002
---------------------------------------------------------
Distributions paid from:
   Ordinary income                     $   -    $ 542,248
---------------------------------------------------------
Total distributions paid               $   -    $ 542,248
=========================================================

At fiscal year end December 31, 2002, there were no capital loss carryforwards.

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost                                     $ 56,058,300
---------------------------------------------------------
Gross unrealized gain                           3,275,557
Gross unrealized loss                            (292,905)
---------------------------------------------------------
   Net unrealized security gain              $  2,982,652
=========================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2003 are as follows:

 U.S. GOVERNMENT     NON-U.S. GOVERNMENT      U.S. GOVERNMENT    NON-U.S. GOVERNMENT
      PURCHASES*               PURCHASES               SALES*                  SALES
----------------------------------------      --------------------------------------
       $ 514,141            $ 33,902,232            $ 253,343            $ 5,576,987

* Includes U.S. Government Sponsored Enterprise securities.

As of June 30, 2003, there were no securities on loan and no securities lending activity during the six months ended June 30, 2003 for the Fund.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks. The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such Government Sponsored Enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular government sponsored enterprise involved, not by the U.S. Government.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest upto 20% of its assets in foreign securities. Investment in foreign securities may present increased market liquidity, currency, political, information, and other risks. These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 50 million shares of $.001 par share value capital stock. Transactions in shares of capital stock with respect to the Fund are as follows:

                                           SIX MONTHS ENDED           YEAR ENDED
                                  JUNE 30, 2003 (UNAUDITED)    DECEMBER 31, 2002
--------------------------------------------------------------------------------
SHARES SOLD                                       3,449,147            2,421,904
REINVESTMENT OF DISTRIBUTIONS                             -               51,252
SHARES REACQUIRED                                  (582,648)            (327,945)
--------------------------------------------------------------------------------
INCREASE                                          2,866,499            2,145,211
--------------------------------------------------------------------------------

[LORD ABBETT LOGO]


    This report when not used for the general
information of shareholders of the Fund is to be
distributed only if preceded or accompanied by a
            current Fund Prospectus.                       Lord Abbett Series Fund, Inc.
                                                                  Bond-Debenture Portfolio
 Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973                                              LASFBD-3-603
                                                                                                         (8/03)

[LORD ABBETT LOGO]

 2003
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT

SERIES FUND-

GROWTH & INCOME PORTFOLIO


FOR THE SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND-GROWTH & INCOME PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett Series Fund-Growth & Income Portfolio's (the "Fund") strategies and performance for the period ended June 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

    War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate in the U.S. rose in the last six months, reaching 6.4% by June. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing spending. But, as the coalition's war effort made clear progress in the early Spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we believe adequate consumer spending and a renewed capital spending cycle should translate to stronger Gross Domestic Product (GDP) growth.

    On June 25th, the Federal Reserve Board (the Fed) cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth. We believe that the full impact of the low interest rate environment has yet to be felt and expect the economy to benefit significantly in the second half of 2003.

    Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar translates into more competitive pricing for U.S. goods overseas. Additionally, imports became more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.-providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend

--------------------------------------------------------------------------------

exclusions, which may benefit after-tax consumer purchasing power.

FUND REVIEW(1)

    The Fund returned 12.0% for the six-months ended June 30, 2003, compared with its benchmark, the S&P 500/Barra Value Index,(4) which returned 12.3% for the same period. Average Annual Total Returns for 1-, 5- and 10-years are -0.86%, 3.50%, and 10.69% respectively, as of June 30, 2003.(2)

    Stock selection in the financial sector aided performance relative to the Index. Several of the Fund's financial services holdings posted strong earnings, beating Wall Street expectations. In addition, the expectations of increased mergers and acquisitions and other economic activity boosted the share price of some Fund holdings. Stock selection within the consumer staple sector also helped period returns, as reliable earnings from consumer product companies may have provided stability in a volatile market.

    Stock selection in the healthcare sector detracted from relative performance, largely due to the Fund's position in the pharmaceutical industry, as some companies announced a drop in quarterly earnings and a cut in their 2003 profit forecast. Additionally, the Fund's overweight in the materials sector hurt relative performance, as the sector as a whole underperformed the index.

(1) The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Total returns are at NAV of Class VC shares and include the reinvestment of dividends and the effect of deducting the Fund's expenses. The performance shown does not reflect the sales charges or expenses specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges. The S&P 500/Barra Growth & Value indices are constructed by dividing the stocks in an index according to a single attribute: price-to-book ratios. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The Value Index contains companies with lower price-to-book ratios; conversely, the Growth Index has firms with higher price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 91.98%

AIRLINES 1.84%
AMR Corp.*                                                155,100   $      1,706
Delta Air Lines, Inc.                                     211,600          3,106
Southwest Airlines Co.                                    137,300          2,362
                                                                    ------------
TOTAL                                                                      7,174
                                                                    ------------

BEVERAGES 1.47%
PepsiCo, Inc.                                             129,000          5,741
                                                                    ------------

CHEMICALS 4.06%
E.I. du Pont de
Nemours & Co.                                             131,600          5,480
Monsanto Co.                                               83,189          1,800
Potash Corp. of
Saskatchewan(a)                                            25,400          1,625
Praxair, Inc.                                              67,800          4,075
Rohm & Haas Co.                                            91,100          2,827
                                                                    ------------
TOTAL                                                                     15,807
                                                                    ------------

COMMERCIAL BANKS 9.14%
Bank of New York
Co., Inc.                                                 100,800          2,898
Bank One Corp.                                            130,400          4,848
FleetBoston
Financial Corp.                                           161,700          4,804
Mellon Financial Corp.                                    292,500          8,117
U.S. Bancorp                                              110,700          2,712
Wachovia Corp.                                            161,200          6,442
Wells Fargo & Co.                                         114,700          5,781
                                                                    ------------
TOTAL                                                                     35,602
                                                                    ------------

COMMERCIAL SERVICES &
SUPPLIES 0.81%
Waste Management, Inc.                                    130,400          3,141
                                                                    ------------

COMMUNICATIONS
EQUIPMENT 1.63%
Corning, Inc.*                                            257,200   $      1,901
Motorola, Inc.                                            473,800          4,468
                                                                    ------------
TOTAL                                                                      6,369
                                                                    ------------

COMPUTERS & PERIPHERALS 4.20%
Apple Computer, Inc.*                                     519,000          9,923
EMC Corp.*                                                616,700          6,457
                                                                    ------------
TOTAL                                                                     16,380
                                                                    ------------

DIVERSIFIED FINANCIALS 6.59%
Citigroup, Inc.                                           230,200          9,853
J.P. Morgan Chase & Co.                                   190,700          6,518
MBNA Corp.                                                113,200          2,359
Merrill Lynch & Co., Inc.                                 110,500          5,158
The Goldman Sachs
Group, Inc.                                                21,600          1,809
                                                                    ------------
TOTAL                                                                     25,697
                                                                    ------------

DIVERSIFIED TELECOMMUNICATION
SERVICES 3.86%
BellSouth Corp.                                            75,700          2,016
Qwest Communications
Int'l., Inc.*                                             312,100          1,492
SBC Communications,
Inc.                                                      150,300          3,840
Verizon Communications,
Inc.                                                      195,000          7,693
                                                                    ------------
TOTAL                                                                     15,041
                                                                    ------------

ELECTRIC UTILITIES 1.75%
Constellation Energy
Group, Inc.                                                11,200            384
FPL Group, Inc.                                            11,900            795
Progress Energy, Inc.                                      88,200          3,872
Public Service Enterprise
Group, Inc.                                                41,600          1,758
                                                                    ------------
TOTAL                                                                      6,809
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT 0.52%
Emerson Electric Co.                                       39,400   $      2,013
                                                                    ------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS 0.67%
Agilent Technologies, Inc.*                                99,200          1,939
Solectron Corp.*                                          180,800            676
                                                                    ------------
TOTAL                                                                      2,615
                                                                    ------------

ENERGY EQUIPMENT &
SERVICES 2.58%
Baker Hughes, Inc.                                        167,000          5,606
Schlumberger Ltd.                                          93,300          4,438
                                                                    ------------
TOTAL                                                                     10,044
                                                                    ------------

FOOD PRODUCTS 2.73%
Archer-Daniels-
Midland Co.                                               185,920          2,393
General Mills, Inc.                                        53,300          2,527
Kellogg Co.                                                84,700          2,911
Kraft Foods, Inc. Class A                                  86,800          2,825
                                                                    ------------
TOTAL                                                                     10,656
                                                                    ------------

GAS UTILITIES 0.01%
El Paso Corp.                                               5,300             43
                                                                    ------------

HEALTHCARE EQUIPMENT &
SUPPLIES 0.13%
Baxter Int'l., Inc.                                        20,100            523
                                                                    ------------

HEALTHCARE PROVIDERS &
SERVICES 0.12%
McKesson Corp.                                              5,800            207
Tenet Healthcare Corp.*                                    23,400            273
                                                                    ------------
TOTAL                                                                        480
                                                                    ------------

HOTELS, RESTAURANTS &
LEISURE 0.61%
Carnival Corp.                                             60,700          1,973
McDonald's Corp.                                           17,700            391
                                                                    ------------
TOTAL                                                                      2,364
                                                                    ------------

HOUSEHOLD DURABLES 0.65%
Newell Rubbermaid, Inc.                                    90,300   $      2,528
                                                                    ------------

INDUSTRIAL CONGLOMERATES 1.38%
Tyco Int'l., Ltd.(a)                                      284,000          5,390
                                                                    ------------

INSURANCE 2.59%
American Int'l.
Group, Inc.                                               152,807          8,432
Hartford Financial
Group, Inc.                                                32,700          1,647
                                                                    ------------
TOTAL                                                                     10,079
                                                                    ------------

MACHINERY 6.30%
Caterpillar, Inc.                                          47,900          2,666
Deere & Co.                                               193,100          8,825
Dover Corp.                                                56,700          1,699
Eaton Corp.                                                66,400          5,220
Illinois Tool Works, Inc.                                  65,200          4,293
Parker - Hannifin Corp.                                    44,300          1,860
                                                                    ------------
TOTAL                                                                     24,563
                                                                    ------------

MEDIA 8.26%
Clear Channel
Comm., Inc.*                                              128,700          5,456
Comcast Corp.*                                            225,800          6,510
Gannett Co., Inc.                                          27,200          2,089
The Walt Disney Co.                                       434,500          8,581
Tribune Co.                                               103,500          4,999
Viacom, Inc.*                                             103,900          4,536
                                                                    ------------
TOTAL                                                                     32,171
                                                                    ------------

METALS & MINING 3.23%
Alcoa, Inc.                                               279,300          7,122
Newmont Mining Corp.                                      167,900          5,450
                                                                    ------------
TOTAL                                                                     12,572
                                                                    ------------

MULTI-LINE RETAIL 2.27%
Target Corp.                                              234,000          8,855
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
JUNE 30, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
OFFICE ELECTRONICS 2.02%
Xerox Corp.*                                              742,100   $      7,859
                                                                    ------------
OIL & GAS 4.91%
BP plc ADR(a)                                               2,900            122
Exxon Mobil Corp.                                         529,900         19,029
                                                                    ------------
TOTAL                                                                     19,151
                                                                    ------------

PAPER & FOREST
PRODUCTS 2.78%
Bowater, Inc.                                              61,800          2,315
International Paper Co.                                   181,900          6,499
Weyerhaeuser Co.                                           37,300          2,014
                                                                    ------------
TOTAL                                                                     10,828
                                                                    ------------

PERSONAL PRODUCTS 1.30%
Gillette Co.                                              158,555          5,052
                                                                    ------------

PHARMACEUTICALS 4.62%
Abbott Laboratories                                        35,000          1,532
Bristol-Myers Squibb Co.                                   36,500            991
Merck & Co., Inc.                                          56,800          3,439
Novartis AG ADR(a)                                         64,600          2,572
Schering-Plough Corp.                                     270,200          5,026
Wyeth                                                      97,900          4,459
                                                                    ------------
TOTAL                                                                     18,019
                                                                    ------------

ROAD & RAIL 1.57%
Canadian National
Railway(a)                                                 22,100          1,067
CSX Corp.                                                 125,000          3,761
Union Pacific Corp.                                        22,200          1,288
                                                                    ------------
Total                                                                      6,116
                                                                    ------------

SEMICONDUCTOR EQUIPMENT &
PRODUCTS 1.22%
Teradyne, Inc.*                                           178,200          3,084
Texas Instruments, Inc.                                    94,700          1,667
                                                                    ------------
TOTAL                                                                      4,751
                                                                    ------------

SOFTWARE 0.90%
BMC Software, Inc.*                                       155,900   $      2,546
PeopleSoft, Inc.*                                          55,340            973
                                                                    ------------
TOTAL                                                                      3,519
                                                                    ------------

SPECIALTY RETAIL 3.81%
Limited Brands, Inc.                                      331,700          5,141
RadioShack Corp.                                           20,500            539
Staples, Inc.*                                            172,300          3,162
The Gap, Inc.                                             320,200          6,007
                                                                    ------------
TOTAL                                                                     14,849
                                                                    ------------

TEXTILES & APPAREL 1.45%
NIKE, Inc. Class B                                        105,800          5,659
                                                                    ------------
TOTAL COMMON STOCKS
(Cost $342,360,020)                                                      358,460
                                                                    ============

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                            -----
SHORT-TERM INVESTMENT 9.76%

REPURCHASE AGREEMENT 9.76%
Repurchase Agreement
dated 6/30/2003,
1.10% due 7/1/2003
with State Street
Bank & Trust Co.
collateralized by
$38,135,000 of Federal
National Mortgage Assoc.
at 2.00% due 3/15/2005;
value: $38,778,337;
proceeds: $38,015,987
(Cost $38,014,826)                                    $    38,015         38,015
                                                                    ------------
Total Investments
101.74% (Cost $380,374,846)                                         $    396,475
                                                                    ============

   *  Non-income producing security.
 (a)  Foreign security denominated in U.S. dollars.
 ADR- American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2003

ASSETS:
  Investment in securities, at value (cost $380,374,846)        $   396,474,823
  Receivables:
    Interest and dividends                                              333,910
    Investment securities sold                                       39,751,162
    Capital shares sold                                               1,124,024
    From Lord, Abbett & Co. LLC                                              84
  Prepaid expenses and other assets                                         834
-------------------------------------------------------------------------------
  TOTAL ASSETS                                                      437,684,837
-------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                  47,377,605
    Capital shares reacquired                                            99,558
    Management fees                                                     160,374
    Fund administration fees                                             12,663
    Directors' fees                                                      34,234
  Accrued expenses and other liabilities                                304,910
-------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                  47,989,344
===============================================================================
NET ASSETS                                                      $   389,695,493
===============================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                 $   396,429,405
Undistributed net investment income                                   1,381,631
Accumulated net realized loss on investments                        (24,215,520)
Net unrealized appreciation on investments                           16,099,977
-------------------------------------------------------------------------------
NET ASSETS                                                      $   389,695,493
===============================================================================

OUTSTANDING SHARES                                                   18,487,347
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                    $         21.08
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
Dividends                                                           $     2,597,384
Interest                                                                    146,620
Foreign withholding tax                                                      (4,055)
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,739,949
-----------------------------------------------------------------------------------
EXPENSES:
Management fees                                                             761,552
Shareholder servicing                                                       387,089
Professional                                                                 76,593
Reports to shareholders                                                      24,491
Fund administration                                                          56,524
Custody                                                                      20,199
Directors' fees                                                               1,797
-----------------------------------------------------------------------------------
Gross expenses                                                            1,328,245
   Expense reductions                                                        (1,767)
-----------------------------------------------------------------------------------
NET EXPENSES                                                              1,326,478
-----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     1,413,471
-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized loss on investments                                         (7,469,016)
Net change in unrealized appreciation/depreciation on investments        44,795,012
===================================================================================
NET REALIZED AND UNREALIZED GAIN                                         37,325,996
===================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    38,739,467
===================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                                                   ENDED         YEAR ENDED
                                                                           JUNE 30, 2003       DECEMBER 31,
INCREASE IN NET ASSETS                                                       (UNAUDITED)               2002
OPERATIONS:
Net investment income                                                    $     1,413,471    $     1,536,948
Net realized loss on investments                                              (7,469,016)       (16,331,906)
Net change in unrealized appreciation/depreciation
   on investments                                                             44,795,012        (31,899,582)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               38,739,467        (46,694,540)
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                  -         (1,520,254)
Net realized gain                                                                      -            (33,995)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                    -         (1,554,249)
===========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                                114,643,679        178,585,284
Reinvestment of distributions                                                          -          1,554,249
Cost of shares reacquired                                                    (23,378,224)       (55,762,259)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                            91,265,455        124,377,274
===========================================================================================================
NET INCREASE IN NET ASSETS                                                   130,004,922         76,128,485
===========================================================================================================
NET ASSETS:
Beginning of period                                                          259,690,571        183,562,086
-----------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $   389,695,493    $   259,690,571
===========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                                 $     1,381,631    $       (31,840)
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                         SIX MONTHS
                                            ENDED                                     YEAR ENDED 12/31
                                          6/30/2003       ------------------------------------------------------------------------
                                         (UNAUDITED)          2002           2001           2000           1999           1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $      18.83      $      23.11   $      25.45   $      22.16   $      20.65   $      19.51
                                        ============      ============   ============   ============   ============   ============
Investment operations

  Net investment income(a)                       .09               .14            .18            .22            .52            .36

  Net realized and
    unrealized gain (loss)                      2.16             (4.31)         (1.90)          3.27           2.90           2.15
                                        ------------      ------------   ------------   ------------   ------------   ------------
    Total from investment
       operations                               2.25             (4.17)         (1.72)          3.49           3.42           2.51
                                        ------------      ------------   ------------   ------------   ------------   ------------
Distributions to shareholders from:

  Net investment income                            -              (.11)          (.12)          (.20)          (.42)          (.32)

  Net realized gain                                -                 -(c)        (.50)             -          (1.49)         (1.05)
                                        ------------      ------------   ------------   ------------   ------------   ------------
    Total distributions                            -              (.11)          (.62)          (.20)         (1.91)         (1.37)
                                        ------------      ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD          $      21.08      $      18.83   $      23.11   $      25.45   $      22.16   $      20.65
                                        ============      ============   ============   ============   ============   ============

Total Return(b)                                11.95%(d)        (18.03)%        (6.72)%        15.78%         16.74%         12.82%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                   .43%(d)           .94%           .97%          1.02%           .87%           .51%

  Expenses, excluding expense
    reductions                                   .43%(d)           .94%           .97%          1.03%           .87%           .51%

  Net investment income                          .46%(d)           .70%           .76%           .97%          2.15%          1.78%

                                         SIX MONTHS
                                            ENDED                                     YEAR ENDED 12/31
                                          6/30/2003       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)          2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)       $    389,695      $    259,691   $    183,562   $     81,889   $     36,192   $    714,274

  Portfolio turnover rate                      17.22%            51.79%         60.79%         42.00%        188.35%         76.62%
==================================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return assumes the reinvestment of all distributions.
(c) Amount is less than $.01.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This report covers the following Portfolio: Growth & Income Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price or, if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company, on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .50%.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

The Company, on behalf of the Fund, entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .25% to .35% of the Fund`s average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2003, the Fund incurred expenses of $355,247 for such servicing arrangements, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 are as follows:

                                 6/30/2003     12/31/2002
---------------------------------------------------------
Distributions paid from:
Ordinary income                  $       -   $  1,520,382
Net long-term capital gains              -         33,867
---------------------------------------------------------
Total distributions paid         $       -   $  1,554,249
=========================================================

At fiscal year end December 31, 2002, the capital loss carryforward along with the related expiration date was as follows:

AMOUNT                                 YEAR OF EXPIRATION
---------------------------------------------------------
$ 9,760,650                                          2010

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost                                    $ 387,360,700
---------------------------------------------------------
Gross unrealized gain                          20,518,223
Gross unrealized loss                         (11,404,100)
---------------------------------------------------------
   Net unrealized security gain             $   9,114,123
=========================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2003 were as follows:

PURCHASES                                           SALES
---------------------------------------------------------
$ 119,086,775                               $  48,974,173

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2003.

As of June 30, 2003, there were no securities on loan and no securities lending activity during the six months ended June 30, 2003 for the Fund.

6. DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors` fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctutate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invest. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 50 million shares of Class VC shares, $.001 par share value capital stock. Transactions in shares of capital stock with respect to the Fund were as follows:

                                          SIX MONTHS ENDED           YEAR ENDED
                                 JUNE 30, 2003 (UNAUDITED)    DECEMBER 31, 2002
-------------------------------------------------------------------------------
SHARES SOLD                                      5,921,896            8,670,551
REINVESTMENT OF DISTRIBUTIONS                            -               81,247
SHARES REACQUIRED                               (1,224,477)          (2,906,561)
-------------------------------------------------------------------------------
INCREASE                                         4,697,419            5,845,237
-------------------------------------------------------------------------------

[LORD ABBETT LOGO]

    This report when not used for the general
information of shareholders of the Fund is to be
distributed only if preceded or accompanied by a
         current Fund Prospectus.                       Lord Abbett Series Fund, Inc.
                                                               Growth and Income Portfolio
Lord Abbett Mutual Fund shares are distributed by:
         LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973                                         LASFGI-3-603
                                                                                                    (8/03)

[LORD ABBETT LOGO]

 2003
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
SERIESFUND-
GROWTH OPPORTUNITIES
  PORTFOLIO

FOR THE PERIOD ENDED JUNE 30, 2003

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett Series Fund--Growth Opportunities Portfolio's (the "Fund") strategies and performance for the period ended June 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

     War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate in the U.S. rose in the last six months, reaching 6.4% by June. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing spending. But, as the coalition's war effort made clear progress in the early Spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we believe adequate consumer spending and a renewed capital spending cycle should translate to stronger Gross Domestic Product (GDP) growth.

     On June 25th, the Federal Reserve Board (the Fed) cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth. We believe that the full impact of the low interest rate environment has yet to be felt and expect the economy to benefit significantly in the second half of 2003.

     Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar translates into more competitive pricing for U.S. goods overseas. Additionally, imports became more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.-providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions, benefiting after-tax consumer purchasing power.

--------------------------------------------------------------------------------

FUND REVIEW(1)

The Fund returned 5.5% since inception (4/30/03) through June 30, 2003, underperforming its benchmark, the Russell Midcap(R) Growth Index, which returned 11.2%.(2)

     At quarter end, this new Fund was still allocating its initial investment, subsequently holding a large percentage of cash. In a positive equity environment, this large concentration of cash contributed to the Fund's underperformance. Stock selection in the financial services sector detracted from Fund performance, as select insurance holdings declined. In addition, stocks within the energy sector hurt Fund performance, as oil-related companies battled through analyst downgrades.

     Adding value to the Fund on an absolute and relative basis for the period was stock selection in the consumer discretionary sector. Major contributors in the sector were the Fund's positions in satellite television and audio producers that beat Wall Street expectations, citing improved demand. In addition, the Fund benefited from stock selection in the healthcare sector, where stocks in the pharmacy management industry increased from strong revenue growth and new client contracts.

(1) The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Total returns are at NAV of Fund shares and include the reinvestment of dividends and the effect of deducting the Fund's expenses. The performance shown does not reflect the sales charges or expenses specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges. The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. Indices are unmanaged, do not reflect the deductions of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

INVESTMENTS                                       SHARES        VALUE
---------------------------------------------------------------------
COMMON STOCKS 31.60%

CABLE TELEVISION SERVICES 2.38%
EchoStar
 Communications Corp.*                               200   $    6,924
                                                           ----------

CONSUMER ELECTRONICS 2.73%
Harman International
 Industries, Inc.                                    100        7,914
                                                           ----------

DRUGS & PHARMACEUTICALS 4.35%
AmerisourceBergen Corp.                              100        6,935
Teva Pharmaceutical(a)
 Industries Ltd. ADR                                 100        5,693
                                                           ----------
TOTAL                                                          12,628
                                                           ----------

FINANCIAL DATA PROCESSING SERVICES &
 SYSTEMS 1.57%
Affiliated Computers
 Services, Inc.*                                     100        4,573
                                                           ----------

HEALTH & PERSONAL CARE 2.66%
Anthem, Inc.*                                        100        7,715
                                                           ----------

HEALTHCARE FACILITIES 2.20%
Quest Diagnostics, Inc.*                             100        6,380
                                                           ----------

HEALTHCARE MANAGEMENT SERVICES 2.65%
Caremark Rx, Inc.*                                   300   $    7,704
                                                           ----------

INSURANCE: PROPERTY-CASUALTY 3.85%
Berkley Corp.                                        100        5,270
HCC Insurance Hldgs., Inc.                           200        5,914
                                                           ----------
TOTAL                                                          11,184
                                                           ----------

MACHINERY: OIL WELL EQUIPMENT &
 SERVICES 2.57%
BJ Services Co.*                                     200        7,472
                                                           ----------

RETAIL 2.10%
Advance Auto Parts*                                  100        6,090
                                                           ----------

SAVINGS & LOAN 2.66%
New York Community
 Bancorp, Inc.                                       266        7,738
                                                           ----------

UTILITIES: GAS DISTRIBUTORS 1.88%
Kinder Morgan, Inc.                                  100        5,465
                                                           ----------
TOTAL COMMON STOCKS
 (Cost $80,142)                                            $   91,787
                                                           ==========

  * Non-income producing security.

(a) Foreign security denominated in U.S. dollars.

ADR-American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2003

ASSETS:
   Investment in securities, at value (cost $80,142)                    $     91,787
   Receivables:
     Interest and dividends                                                       23
     Investment securities sold                                              191,943
     Capital shares sold                                                       4,429
     From Lord, Abbett & Co. LLC                                              22,285
------------------------------------------------------------------------------------
   TOTAL ASSETS                                                              310,467
------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Capital shares reacquired                                                     2
     Management fees                                                             178
     Fund administration fees                                                      8
     Directors' fees                                                             106
   Accrued expenses                                                           19,671
------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                          19,965
====================================================================================
NET ASSETS                                                              $    290,502
====================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $    279,033
Accumulated net investment loss                                                 (176)
Net unrealized appreciation on investments                                    11,645
------------------------------------------------------------------------------------
NET ASSETS                                                              $    290,502
====================================================================================
OUTSTANDING SHARES                                                            27,525

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                           $      10.55
====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Period April 30, 2003* to June 30, 2003

INVESTMENT INCOME:
Dividends                                                               $         35
Interest                                                                         272
------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          307
------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                  334
Shareholder servicing                                                         11,939
Professional                                                                   7,482
Reports to shareholders                                                          744
Fund administration                                                               15
Custody                                                                          813
Directors' fees                                                                  106
Registration                                                                     435
Offering                                                                         583
Other                                                                            317
------------------------------------------------------------------------------------
Gross expenses                                                                22,768
   Expenses assumed by Lord, Abbett & Co. LLC                                (22,285)
------------------------------------------------------------------------------------
NET EXPENSES                                                                     483
------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                             (176)
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net change in unrealized appreciation/depreciation on investments             11,645
====================================================================================
NET REALIZED AND UNREALIZED GAIN                                              11,645
====================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $     11,469
====================================================================================

*    Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                     APRIL 30, 2003*
                                                                                  TO
                                                                       JUNE 30, 2003
INCREASE IN NET ASSETS                                                   (UNAUDITED)
OPERATIONS:
Net investment loss                                                     $       (176)
Net change in unrealized appreciation/depreciation on investments             11,645
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          11,469
====================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                                279,058
Cost of shares reacquired                                                        (25)
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                 279,033
====================================================================================
NET INCREASE IN NET ASSETS                                                   290,502
====================================================================================
NET ASSETS:
Beginning of period                                                                -
------------------------------------------------------------------------------------
END OF PERIOD                                                           $    290,502
====================================================================================
ACCUMULATED NET INVESTMENT LOSS                                         $       (176)
====================================================================================

*    Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                        4/30/2003(c)
                                                                             TO
                                                                          6/30/2003
                                                                         (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                    $      10.00
                                                                        ============
Investment operations:
  Net investment loss(a)                                                        (.01)
  Net realized and unrealized gain                                               .56
                                                                        ------------
    Total from investment operations                                             .55
                                                                        ------------
NET ASSET VALUE, END OF PERIOD                                          $      10.55
                                                                        ============

Total Return(b)                                                                 5.50%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                         .22%(d)
  Expenses, excluding expense reductions                                       10.26%(d)
  Net investment loss                                                           (.05)%(d)

                                                                        4/30/2003(c)
                                                                             TO
                                                                          6/30/2003
SUPPLEMENTAL DATA:                                                       (UNAUDITED)
------------------------------------------------------------------------------------
  Net assets, end of period (000)                                       $        291
  Portfolio turnover rate                                                        .02%
====================================================================================

(a)  Calculated using average shares outstanding during the period.
(b)  Total return assumes the reinvestment of all distributions.
(c)  Commencement of operations.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This report covers the following Portfolio: Growth Opportunities Portfolio (the "Fund"). The Fund is diversified as defined under the Act. The Fund commenced investment operations and was capitalized with a $200,000 investment from Lord, Abbett & Co. LLC ("Lord Abbett") on April 30, 2003.

The investment objective of the Fund is capital appreciation. The Fund offers one class of shares, herein referred to as Class VC Shares which are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price or, if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company, on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

(h) OFFERING COSTS-Lord Abbett incurred initial offering costs on behalf of the Fund which will be reimbursed by the Fund, subject to its contractual expense limitation. Such expenses were deferred and are being amortized on a straight-line basis over a one-year period from the date the Fund commenced operations.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .90%.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal period ending December 31, 2003, Lord Abbett has contractually agreed to limit the Fund's other expenses (excluding management fee) to .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .25% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the period ended June 30, 2003, the Fund incurred expenses of $10,445 for such servicing payments, which have been included in shareholder servicing expense on the Statement of Operations.

As of June 30, 2003, a portion of the Fund's outstanding shares are held by Lord Abbett.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost                          $   80,142
--------------------------------------------
Gross unrealized gain                 11,804
Gross unrealized loss                   (159)
--------------------------------------------
   Net unrealized security gain   $   11,645
============================================

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the period ended June 30, 2003 are as follows:

PURCHASES                              SALES
--------------------------------------------
$ 80,141                              $    -

There were no purchases or sales of U.S. Government securities during the period ended June 30, 2003.

As of June 30, 2003, there were no securities on loan and no securities lending activity during the period ended June 30, 2003 for the Fund.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies. These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 50 million shares of $.001 par share value capital stock. Transactions in shares of capital stock with respect to the Fund are as follows:

                                                                    PERIOD ENDED
                                                      JUNE 30, 2003 (UNAUDITED)*
--------------------------------------------------------------------------------
SHARES SOLD                                                               27,525
--------------------------------------------------------------------------------
INCREASE                                                                  27,525
--------------------------------------------------------------------------------

*  For the period April 30, 2003 (commencement of operations) to June 30, 2003.

[LORD ABBETT LOGO]


 This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund Prospectus.

   Lord Abbett Mutual Fund shares are distributed by:
              LORD ABBETT DISTRIBUTOR LLC                   Lord Abbett Series Fund, Inc.             LASFGO-3-603
 90 Hudson Street - Jersey City, New Jersey 07302-3973           Growth Opportunities Portfolio             (8/03)

[LORD ABBETT LOGO]

 2003
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
SERIES FUND-
INTERNATIONAL PORTFOLIO


FOR THE SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--INTERNATIONAL PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett Series Fund--International Portfolio's (the "Fund") strategies and performance for the period ended June 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

     During the period, the international equity markets started on a down note, only to rebound during the second quarter. The downtrend that began in the fourth quarter of 2002 continued into early 2003, with several international markets hitting new multi-year lows by early March. The downtrend reflected the anticipation of war in Iraq, and the related slowdown in global economic activity, as businesses and consumers reduced spending amid the uncertainty. By mid-March, however, equity markets began to rebound, and rose sharply during the rest of the first quarter. With a successful campaign in Iraq, expectations for an improving U.S. economy grew, and hopes that other regions of the world would benefit followed. Underlying the improved sentiment was a continuing mixed flow of economic news. Unemployment grew in most regions, and businesses reported only small signs of improvement. Inflation remained tame, allowing the European Central Bank (ECB), and the Bank of England at the beginning of the third quarter, to cut interest rates. The Euro strengthened against the U.S. dollar, hurting Euro-based exporters.

     In this environment, the performance of the small-cap equity market varied by country. Resource-related countries, such as Canada and Australia, performed well, as did some of the peripheral countries in Europe-such as Spain, Ireland and Portugal. Germany was also a strong performer, after having been a poor performer earlier in the year. Japan was the clear laggard for the period. Unsurprisingly, in an up market, defensive sectors, such as healthcare and consumer staples, underperformed. More economically sensitive sectors, such as technology, telecoms and industrials, produced the largest returns.

--------------------------------------------------------------------------------

FUND REVIEW(1)

     The Fund returned 11.4% for the six-months ended June 30, 2003, compared with its benchmark, the Citigroup Small Cap World ex-U.S. Index, which returned 18.5%. Average Annual Total Returns for the 1 year and since inception (9/15/99) are -6.09% and -10.69%, respectively, as of June 30, 2003.(2)

     The Fund underperformed its benchmark principally because of its more defensive holdings in consumer staples and healthcare. In the consumer staples sector, Fund holdings in more stable Japanese retailers did not rise equivalent with the market. Holdings in medical technology companies dropped when new product introductions failed. Also contributing to underperformance were consumer-related stocks in continental Europe that reduced their earnings growth expectations. Positive contributions to performance came from insurance and regional bank stocks.

(1) The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Total returns are at NAV of Fund shares and include the reinvestment of dividends and the effect of deducting the Fund's expenses. The performance shown does not reflect the sales charges or expenses specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges. Source: Citigroup. Citigroup Global Equity Index System(SM) and the names of each of the indexes and subindexes which it comprises (GEIS and such indexes and subindexes, each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The Citigroup Small Cap World ex-U.S. Index is a subset of the Global Citigroup Broad Market Index
(BMI). The World ex-U.S. composite includes all developed countries except the United States. Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                  U.S.$
                                                  VALUE
INVESTMENTS                            SHARES     (000)
-------------------------------------------------------
COMMON STOCKS 93.12%

AUSTRALIA 11.11%
Amcor Ltd.                              4,850   $    26
Cochlear Ltd.                           1,350        29
James Hardie
 Industries N.V.                        6,000        28
Newcrest Mining Ltd.                    6,200        32
Promina Group Ltd.*                    19,100        30
QBE Insurance Group Ltd.                4,600        29
Santos Ltd.                             8,200        33
Stockland Trust Group                   8,800        30
                                                -------
TOTAL                                               237
                                                -------

BELGIUM 0.78%
Colruyt N.V.                              240        17
                                                -------

CANADA 4.11%
Cognos, Inc.*                           1,060        29
Cott Corp.*                             1,600        33
Jean Coutu Group, Inc.                  2,300        26
                                                -------
TOTAL                                                88
                                                -------

CHINA 1.04%
People's Food
 Holdings Ltd.                         20,487        11
United Food
 Holdings Ltd.                         41,596        11
                                                -------
TOTAL                                                22
                                                -------

FRANCE 9.31%
Imerys S.A.                               210        31
IPSOS                                     520        32
Neopost S.A.*                             900        38
Publicis Groupe                         1,380        37
SR Teleperformance                      1,975        29
Zodiac S.A.                             1,270        31
                                                -------
TOTAL                                               198
                                                -------

GERMANY 3.08%
Medion AG                                 750   $    32
Puma AG                                   340        34
                                                -------
TOTAL                                                66
                                                -------

GREECE 2.44%
Opap                                    2,500        25
Vodafone Panafon S.A.                   4,000        27
                                                -------
TOTAL                                                52
                                                -------

HONG KONG 2.55%
Esprit Holdings Ltd.                   11,000        27
Smartone
 Telecommunications                    24,000        27
                                                -------
TOTAL                                                54
                                                -------

IRELAND 4.19%
Anglo Irish Bank Corp. plc              4,300        38
IAWS Group plc                          3,100        26
Irish Life & Permanent plc              2,300        25
                                                -------
TOTAL                                                89
                                                -------

ITALY 3.69%
Alleanza Assicurazioni                  2,150        21
Banco Popolare di Verona e
 Novara Scrl                            2,150        29
Davide
 Campari-Milano S.p.A.                    750        29
                                                -------
TOTAL                                                79
                                                -------

JAPAN 20.43%
Alps Electric Co. Ltd.                  2,100        27
Cawachi Ltd.                              150        10
Don Quijote Co. Ltd.                      300        15
Don Quijote Co. Ltd.*(a)                  300        15
FamilyMart Co. Ltd.                     1,051        19
Goodwill Group, Inc.                        4        16

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                  U.S.$
                                                  VALUE
INVESTMENTS                            SHARES     (000)
-------------------------------------------------------
Japan Medical
Dynamic Mkt., Inc.                      1,000   $    15
KOSE Corp.                                900        29
Matsumotokiyoshi Co. Ltd.                 700        30
Nitori Co. Ltd.                           500        22
Nitto Denko Corp.                         905        30
Paramount Bed Co. Ltd.                  1,300        24
Park24 Co. Ltd.                         1,700        27
Q.P. Corp.                              3,200        25
Seino Transportation
 C0. Ltd.                               3,600        21
Stanley Electronic Co. Ltd.             2,200        31
Trend Micro, Inc.*                      1,400        22
Uni-Charm Corp.                           600        26
Yahoo Japan Corp.*                          2        32
                                                -------
TOTAL                                               436
                                                -------

NETHERLANDS 1.41%
Fugro N.V.                                725        30
                                                -------

NEW ZEALAND 0.24%
The Warehouse Group Ltd.                1,700         5
                                                -------

PORTUGAL 0.98%
Banco Comercial
 Portugues                             11,900        21
                                                -------

SINGAPORE 2.93%
Great Eastern
 Holdings Ltd.                          4,500        25
SembCorp Logistics Ltd.                 9,391        10
Venture Corp.                           3,000        27
                                                -------
TOTAL                                                62
                                                -------

SPAIN 8.08%
Acerinox S.A.                             650        25
Corporacion Mapfre S.A.                 3,500        37
Grupo Dragados S.A.                       954        19
Grupo Ferrovial S.A.                      980        27
Iberia Lineas Aereas de
 Espana S.A.                           16,300   $    32
Prosegur, Compania de
 Seguridad S.A.                         2,200        32
                                                -------
TOTAL                                               172
                                                -------

SWITZERLAND 4.20%
Geberit AG                                 95        29
Logitech Namen*                           835        32
Nobel Biocare AB                          435        29
                                                -------
TOTAL                                                90
                                                -------

UNITED KINGDOM 12.55%
Aegis Group plc                        16,000        21
Cattles plc                             5,600        30
Close Brothers Group plc                2,950        31
HIT Entertainment plc                   7,050        29
J.D. Wetherspoon plc                    7,050        27
Jardine Lloyd
 Thompson Group plc                     2,600        26
Jarvis plc                              5,800        34
Next plc                                1,800        30
William Morrison
 Supermarkets                           4,200        13
Wolseley plc                            2,340        26
                                                -------
TOTAL                                               267
                                                -------

TOTAL COMMON STOCKS
(Cost $1,773,113)                               $ 1,985
                                                =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2003

                                    PRINCIPAL     U.S.$
                                       AMOUNT     VALUE
INVESTMENTS                             (000)     (000)
-------------------------------------------------------
SHORT-TERM INVESTMENT 6.90%

REPURCHASE AGREEMENT 6.90%

Repurchase Agreement
 dated 6/30/2003, 1.10%
 due 7/1/2003 with
 State Street Bank
 & Trust Co. collateralized
 by $150,000 of Federal
 Home Loan Bank at
 1.42% due 10/1/2004;
 value: $150,689;
 proceeds: $146,985
 (Cost $146,980)                      $   147   $   147
                                                =======
TOTAL INVESTMENTS
 100.02% (Cost $1,920,093)                      $ 2,132
                                                =======

   *  Non-income producing security.
  (a) Securities purchased on a when-issued basis.
  (b) Securities presented by industry:

Non-Property Financials                14.28%
Consumer Non-Durables                  10.75%
Media                                   6.95%
Retail                                  6.36%
General Manufacturing & Services        6.19%
Food & Drink                            5.12%
Healthcare Products & Supplies          4.56%
Engineering & Construction              3.75%
Computer Hardware                       2.98%
Construction Materials                  2.76%
Leisure & Recreation                    2.72%
Mining & Metals                         2.66%
Electronics                             2.55%
Telecommunications Services             2.53%
Computer Software                       2.36%
Engineering & Capital Goods             2.26%
Banks & Financial Services              1.78%
Internet Companies                      1.52%
Oil & Gas                               1.52%
Air Transportation                      1.48%
Autos & Auto Parts                      1.47%
Aerospace & Defense                     1.45%
Chemicals                               1.39%
Property (ex. Services)                 1.39%
Consumer Building                       1.37%
Surface Transportation                  0.97%
Short-Term Investment                   6.90%
                                      ------
Total                                 100.02%
                                      ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2003

ASSETS:
  Investment in securities, at value (cost $1,920,093)              $ 2,131,639
  Foreign cash, at value (cost $91,200)                                  95,013
  Receivables:
    Interest and dividends                                                5,582
    Investment securities sold                                          394,744
    From Lord, Abbett & Co. LLC                                          10,416
  Prepaid expenses                                                            6
-------------------------------------------------------------------------------
  TOTAL ASSETS                                                        2,637,400
-------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                     288,997
    Capital shares reacquired                                           195,959
    Management fees                                                       1,798
    Fund administration fees                                              6,136
    Directors' fees                                                         336
  Accrued expenses                                                       12,935
-------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                     506,161
===============================================================================
NET ASSETS                                                          $ 2,131,239
===============================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $ 2,725,114
Undistributed net investment income                                      16,216
Accumulated net realized loss on investments and foreign
  currency related transactions                                        (825,732)
Net unrealized appreciation on investments and translation
  of assets and liabilities denominated in foreign currencies           215,641
-------------------------------------------------------------------------------
NET ASSETS                                                          $ 2,131,239
===============================================================================
OUTSTANDING SHARES                                                      375,356

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                        $      5.68
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
Dividends                                                                      $  24,294
Interest                                                                          12,636
Foreign withholding tax                                                           (2,428)
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                           34,502
----------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                    9,407
Shareholder servicing                                                              6,293
Professional                                                                       2,521
Reports to shareholders                                                            1,843
Fund administration                                                                  375
Custody                                                                           10,707
Directors' fees                                                                       13
Other                                                                              1,158
----------------------------------------------------------------------------------------
Gross expenses                                                                    32,317
  Expense reductions                                                                 (12)
  Expenses assumed by Lord, Abbett & Co. LLC                                     (19,133)
----------------------------------------------------------------------------------------
NET EXPENSES                                                                      13,172
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                             21,330
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized loss on investments and foreign currency related transactions       (47,984)
Net change in unrealized appreciation/depreciation on investments and
  translation of assets and liabilities denominated in foreign currencies        244,709
========================================================================================
NET REALIZED AND UNREALIZED GAIN                                                 196,725
========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $ 218,055
========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS
                                                                                  ENDED      YEAR ENDED
                                                                          JUNE 30, 2003    DECEMBER 31,
INCREASE IN NET ASSETS                                                      (UNAUDITED)            2002
OPERATIONS:
Net investment income                                                     $      21,330    $      6,842
Net realized loss on investments and foreign currency
  related transactions                                                          (47,984)       (340,729)
Net change in unrealized appreciation/depreciation on
  investments and translation of assets and liabilities
  denominated in foreign currencies                                             244,709          24,392
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 218,055        (309,495)
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                 -         (16,876)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                                   411,412       2,159,313
Reinvestment of distributions                                                         -          16,876
Cost of shares reacquired                                                      (267,880)     (1,160,810)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                               143,532       1,015,379
=======================================================================================================
NET INCREASE IN NET ASSETS                                                      361,587         689,008
=======================================================================================================
NET ASSETS:
Beginning of period                                                           1,769,652       1,080,644
-------------------------------------------------------------------------------------------------------
END OF PERIOD                                                             $   2,131,239    $  1,769,652
=======================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                                   $      16,216    $     (5,114)
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                   ENDED                   YEAR ENDED 12/31              9/15/1999(c)
                                                 6/30/2003        ----------------------------------          TO
                                                (UNAUDITED)         2002         2001         2000        12/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $      5.10       $   6.26     $   8.56     $  11.86     $      10.00
                                                ===========       ========     ========     ========     ============
Investment operations:

  Net investment income(a)                              .06            .03          .04          .17              .03

  Net realized and unrealized gain (loss)               .52          (1.14)       (2.33)       (3.15)            2.88
                                                -----------       --------     --------     --------     ------------

    Total from investment operations                    .58          (1.11)       (2.29)       (2.98)            2.91
                                                -----------       --------     --------     --------     ------------

Distributions to shareholders from:

  Net investment income                                   -           (.05)        (.01)        (.24)            (.03)

  Net realized gain                                       -              -            -         (.08)           (1.02)
                                                -----------       --------     --------     --------     ------------

    Total distributions                                   -           (.05)        (.01)        (.32)           (1.05)
                                                -----------       --------     --------     --------     ------------
NET ASSET VALUE, END OF PERIOD                  $      5.68       $   5.10     $   6.26     $   8.56     $      11.86
                                                ===========       ========     ========     ========     ============

Total Return(b)                                       11.37%(d)     (17.70)%     (26.73)%     (25.05)%          29.39%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                  .70%(d)       1.35%        1.03%           -                -(d)

  Expenses, excluding waiver and
    expense reductions                                 1.70%(d)       5.77%        6.15%        2.37%            1.53%(d)

  Net investment income                                1.12%(d)        .45%         .64%        1.49%             .27%(d)

                                                SIX MONTHS
                                                   ENDED                   YEAR ENDED 12/31              9/15/1999(c)
                                                 6/30/2003        ----------------------------------          TO
SUPPLEMENTAL DATA:                              (UNAUDITED)         2002         2001         2000        12/31/1999
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)               $     2,131       $  1,770     $  1,081     $    824     $        663

  Portfolio turnover rate                             21.76%         59.34%       52.43%       18.68%           38.29%
=====================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return assumes the reinvestment of all distributions.
(c) Commencement of operations.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This report covers the following Portfolio: International Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term capital appreciation. The Fund offers one class of shares, herein referred to as Class VC Shares which are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price or, if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company, on a pro rata basis.

(f) FOREIGN TRANSACTIONS-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain (loss) on investments and foreign currency related transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions on the Statement of Operations. At June 30, 2003, there are no forward foreign currency exchange contracts outstanding.

(h) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(i) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of 1.00%.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

For the fiscal year ending December 31, 2003, Lord Abbett contractually limited the Fund's other expenses (excluding management fee) to .40% of average daily net assets.

The Company, on behalf of the Fund, entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .25% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2003, the Fund incurred expenses of $1,975 for such servicing arrangements, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 are as follows:

                                   6/30/2003   12/31/2002
---------------------------------------------------------
Distributions paid from:
   Ordinary income                 $       -   $   16,876
---------------------------------------------------------
Total distributions paid           $       -   $   16,876
=========================================================

At fiscal year end December 31, 2002, the capital loss carryforwards along with the related expiration dates are as follows:

AMOUNT                    YEARS OF EXPIRATION
---------------------------------------------
$ 699,055                           2009-2010

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost                          $ 1,927,706
---------------------------------------------
Gross unrealized gain                 270,705
Gross unrealized loss                 (62,677)
---------------------------------------------
Net unrealized security gain       $  208,028
=============================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2003 are as follows:

PURCHASES                               SALES
---------------------------------------------
$ 738,825                           $ 350,389

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2003.

As of June 30, 2003, there were no securities on loan and no securities lending activity during the six months ended June 30, 2003 for the Fund.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity. These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 50 million shares of $.001 par share value capital stock. Transactions in shares of capital stock with respect to the Fund are as follows:

                                              SIX MONTHS ENDED           YEAR ENDED
                                     JUNE 30, 2003 (UNAUDITED)    DECEMBER 31, 2002
-----------------------------------------------------------------------------------
SHARES SOLD                                             78,121              369,731
REINVESTMENT OF DISTRIBUTIONS                                -                3,368
SHARES REACQUIRED                                      (50,070)            (198,369)
-----------------------------------------------------------------------------------
INCREASE                                                28,051              174,730
-----------------------------------------------------------------------------------

[LORD ABBETT LOGO]


     This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund Prospectus.

Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC                     Lord Abbett Series Fund, Inc.             LASFI-3-603
90 Hudson Street - Jersey City, New Jersey 07302-3973               International Portfolio                (8/03)


[LORD ABBETT LOGO]

 2003
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
SERIES FUND-
MID-CAP VALUE PORTFOLIO

FOR THE SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND-MID-CAP VALUE PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett Series Fund Mid-Cap Value Portfolio's (the "Fund") strategies and performance for the period ended June 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

   Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

   War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate rose in the last six months, reaching 6.4% by June. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing spending. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we believe adequate consumer spending and a renewed capital spending cycle should translate to stronger Gross Domestic Product (GDP) growth.

   On June 25th, the Federal Reserve Board (the Fed) cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth. We believe that the full impact of the low interest rate environment has yet to be felt and expect the economy to benefit significantly in the second half of 2003.

   Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar translates into more competitive pricing for U.S. goods overseas. Additionally, imports became more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.--providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions, which should benefit after-tax consumer purchasing power.

--------------------------------------------------------------------------------

FUND REVIEW(1)

   The Fund returned 6.1% for the six-months ended June 30, 2003, compared with its benchmark, the S&P MidCap 400/BarraValue Index, which returned 12.3%. Average Annual Total Returns for the 1 year and since inception (9/15/99) are -3.63% and 12.37% respectively as of June 30, 2003.(2)

   During the period, stock selection in the energy sector added value to the Fund on a relative and absolute basis, contributing to positive returns. Energy services performed well as a result of new long-term contracts in international locations. Fund holdings in the electric and natural gas industry helped Fund performance, as the sector benefited from reduced debt and cost-cutting efficiencies. The Fund's relative overweight position in the healthcare sector benefited performance, as sector returns were driven primarily by the Fund's holdings in drug related industries where revenue and earnings growth were strong amid a volatile environment.

   On a relative basis, the Fund's stock selection in the consumer discretionary sector detracted from performance. Although the sector produced positive returns for the Fund, holdings failed to keep pace with the index. Select holdings in the retail industry experienced weak sales attributed to inclement weather, thus resulting in lowered earnings estimates. In addition, the Fund's limited exposure in the information technology and utilities sectors detracted from performance on a relative basis.

(1) The views of the Fund's management and the portoflio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Total returns are at NAV of Fund shares and include the reinvestment of dividends and the effect of deducting the Fund's expenses. The performance shown does not reflect the sales charges or expenses specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges. The S&P Midcap 400/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P MidCap 400 Index having the lowest price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment. Shares of the Fund were first offered on September 15, 1999.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                  VALUE
INVESTMENTS                                         SHARES        (000)
-----------------------------------------------------------------------
COMMON STOCKS 94.42%

AUTO COMPONENTS 1.88%
Dana Corp.                                         359,200   $    4,152
                                                             ----------

CHEMICALS 9.24%
Crompton Corp.                                     430,600        3,036
Eastman Chemical Co.                               155,900        4,937
IMC Global, Inc.                                   419,800        2,817
Monsanto Co.                                       235,300        5,092
Potash Corp. of
 Saskatchewan(a)                                    54,400        3,481
Solutia, Inc.                                      486,100        1,060
                                                             ----------
TOTAL                                                            20,423
                                                             ----------

COMMERCIAL SERVICES & SUPPLIES 0.22%
R.R. Donnelley & Sons Co.                           18,400          481
                                                             ----------

CONTAINERS & PACKAGING 3.81%
Ball Corp.                                          73,800        3,359
Pactiv Corp.*                                      257,100        5,067
                                                             ----------
TOTAL                                                             8,426
                                                             ----------

ELECTRIC UTILITIES 5.41%
Ameren Corp.^                                      119,300        5,261
CMS Energy Corp.                                   387,900        3,142
Northeast Utilities                                213,200        3,569
                                                             ----------
TOTAL                                                            11,972
                                                             ----------

ELECTRICAL EQUIPMENT 2.28%
Hubbell, Inc.                                      152,100        5,035
                                                             ----------

ENERGY EQUIPMENT & SERVICES 4.56%
Halliburton Co.                                    233,000        5,359
Pride Int'l., Inc.*                                251,300        4,730
                                                             ----------
TOTAL                                                            10,089
                                                             ----------

FOOD PRODUCTS 3.02%
Archer-Daniels-Midland Co.                         347,915        4,478
Smithfield Foods, Inc.*                             95,600        2,191
                                                             ----------
TOTAL                                                             6,669
                                                             ----------

GAS UTILITIES 1.04%
Southwest Gas Corp.^                               108,200   $    2,292
                                                             ----------

HEALTHCARE EQUIPMENT & SUPPLIES 2.22%
Bausch & Lomb, Inc.                                131,000        4,913
                                                             ----------

HEALTHCARE PROVIDERS & SERVICES 5.79%
Aetna, Inc.                                         49,600        2,986
Caremark Rx, Inc.*                                 180,300        4,630
Health Net, Inc.*                                  157,300        5,183
                                                             ----------
TOTAL                                                            12,799
                                                             ----------

HOTELS, RESTAURANTS & LEISURE 2.85%
CBRL Group, Inc.                                    70,900        2,755
Park Place Entertainment
 Corp.*                                            391,500        3,559
                                                             ----------
TOTAL                                                             6,314
                                                             ----------

HOUSEHOLD DURABLES 5.93%
Leggett & Platt, Inc.^                             161,600        3,313
Newell Rubbermaid, Inc.                            162,100        4,539
Snap-on, Inc.                                      181,500        5,269
                                                             ----------
TOTAL                                                            13,121
                                                             ----------

INSURANCE 11.45%
Everest Re Group Ltd.(a)                            77,300        5,913
Gallagher (Arthur J.) & Co.                         44,800        1,219
Partner Re Ltd.^(a)                                 94,500        4,830
SAFECO Corp.                                       138,300        4,879
St. Paul Companies, Inc.                            59,600        2,176
Transatlantic Holdings, Inc.                        11,000          761
XL Capital Ltd. Class A(a)                          66,600        5,528
                                                             ----------
TOTAL                                                            25,306
                                                             ----------

LEISURE EQUIPMENT & PRODUCTS 2.51%
Foot Locker, Inc.                                  418,300        5,542
                                                             ----------

MACHINERY 3.33%
CNH Global N.V.(a)                                 116,320        1,110
Cummins, Inc.^                                      65,200        2,340
The Timken Co.                                     223,500        3,913
                                                             ----------
TOTAL                                                             7,363
                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2003

                                                                  VALUE
INVESTMENTS                                         SHARES        (000)
-----------------------------------------------------------------------
MEDIA 1.14%
Interpublic Group of Cos., Inc.^                   188,000   $    2,515
                                                             ----------

MULTI-LINE RETAIL 4.11%
Big Lots, Inc.*                                    309,800        4,659
J.C. Penney Co., Inc.                              262,200        4,418
                                                             ----------
TOTAL                                                             9,077
                                                             ----------

OIL & GAS 4.03%
EOG Resources, Inc.                                 97,600        4,084
Kerr-McGee Corp.                                   107,800        4,829
                                                             ----------
TOTAL                                                             8,913
                                                             ----------

PAPER & FOREST PRODUCTS 4.62%
Georgia-Pacific Corp.                              327,063        6,198
Meadwestvaco Corp.                                 162,700        4,019
                                                             ----------
TOTAL                                                            10,217
                                                             ----------

PHARMACEUTICALS 1.79%
Mylan Laboratories, Inc.                           113,950        3,962
                                                             ----------

REAL ESTATE INVESTMENT TRUSTS 3.03%
Health Care Properties                              11,800          500
Healthcare Realty Trust, Inc.                      113,900        3,320
Host Marriott Corp.*                               314,000        2,873
                                                             ----------
TOTAL                                                             6,693
                                                             ----------

SOFTWARE 1.50%
Sybase, Inc.*                                      238,900        3,323
                                                             ----------

SPECIALTY RETAIL 3.56%
Office Depot, Inc.*                                331,800        4,814
Payless ShoeSource, Inc.*^                         244,800        3,060
                                                             ----------
TOTAL                                                             7,874
                                                             ----------

TEXTILES & APPAREL 1.35%
Tommy Hilfiger Corp.*(a)                           323,300   $    2,987
                                                             ----------

TRADING COMPANIES & DISTRIBUTORS 3.75%
Genuine Parts Co.                                  172,000        5,506
W.W. Grainger, Inc.                                 59,800        2,796
                                                             ----------
TOTAL                                                             8,302
                                                             ----------
TOTAL COMMON STOCKS
 (Cost $204,879,023)                                            208,760
                                                             ==========
SHORT-TERM INVESTMENTS 12.03%

COLLATERAL FOR SECURITIES ON LOAN 3.71%
State Street Navigator
 Securities Lending Prime
 Portfolio, 1.10%(b)                                 8,199        8,199
                                                             ----------

                                                 PRINCIPAL
                                                    AMOUNT
                                                     (000)
                                                ----------
REPURCHASE AGREEMENT 8.32%
Repurchase Agreement
 dated 6/30/2003 1.10%
 due 7/1/2003 with State
 Street Bank & Trust Co.
 collateralized by
 $18,655,000 of Federal
 National Mortgage Assoc.
 at 2.00% due 5/20/2005;
 value: $18,766,613;
 proceeds: $18,397,484                          $   18,397       18,397
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $26,596,362)                                              26,596
                                                             ==========
TOTAL INVESTMENTS 106.45%
 (Cost $231,475,385)                                         $  235,356
                                                             ==========

  * Non-income producing security.
  ^ All Security ( or a portion of security) on loan. See Note 5.
(a) Foreign security denominated in U.S. dollars.
(b) Rate shown reflects 7 day yield as of June 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2003

ASSETS:
  Investment in securities, at value (cost $231,475,385)       $   235,356,020
  Receivables:
    Interest and dividends                                             387,502
    Investment securities sold                                      18,999,415
    Capital shares sold                                                601,332
    From Lord, Abbett & Co. LLC                                             72
  Prepaid expenses                                                         440
------------------------------------------------------------------------------
  TOTAL ASSETS                                                     255,344,781
------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                          8,199,440
  Payables:
    Investment securities purchased                                 25,438,437
    Capital shares reacquired                                          312,590
    Management fees                                                    132,522
    Fund administration fees                                             9,974
    Directors' fees                                                        519
  Accrued expenses                                                     158,657
------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                 34,252,139
==============================================================================
NET ASSETS                                                     $   221,092,642
==============================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $   215,101,950
Undistributed net investment income                                    703,509
Accumulated net realized gain on investments                         1,406,548
Net unrealized appreciation on investments                           3,880,635
------------------------------------------------------------------------------
NET ASSETS                                                     $   221,092,642
==============================================================================
OUTSTANDING SHARES                                                  15,027,452
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                  $         14.71
==============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
Dividends                                                      $     1,588,362
Interest                                                                82,434
Securities lending                                                      10,281
Foreign withholding tax                                                 (7,407)
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              1,673,670
------------------------------------------------------------------------------
EXPENSES:
Management fees                                                        640,816
Shareholder servicing                                                  187,114
Professional                                                            41,453
Reports to shareholders                                                 12,240
Fund administration                                                     32,311
Custody                                                                 13,426
Directors' fees                                                            306
Other                                                                   41,843
------------------------------------------------------------------------------
Gross expenses                                                         969,509
  Expense reductions                                                      (996)
------------------------------------------------------------------------------
NET EXPENSES                                                           968,513
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  705,157
------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                     2,844,923
Net change in unrealized appreciation/depreciation
 on investments                                                     10,580,287
==============================================================================
NET REALIZED AND UNREALIZED GAIN                                    13,425,210
==============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    14,130,367
==============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                                                   ENDED         YEAR ENDED
                                                                           JUNE 30, 2003       DECEMBER 31,
INCREASE IN NET ASSETS                                                       (UNAUDITED)               2002
OPERATIONS:
Net investment income                                                    $       705,157    $       806,214
Net realized gain (loss) on investments                                        2,844,923         (1,470,284)
Net change in unrealized appreciation/depreciation on investments             10,580,287         (8,578,126)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               14,130,367         (9,242,196)
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                  -           (808,583)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                                 72,227,172        135,235,950
Reinvestment of distributions                                                          -            808,583
Cost of shares reacquired                                                    (11,092,196)       (15,552,007)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS                                                                 61,134,976        120,492,526
===========================================================================================================
NET INCREASE IN NET ASSETS                                                    75,265,343        110,441,747
===========================================================================================================
NET ASSETS:
Beginning of period                                                          145,827,299         35,385,552
-----------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $   221,092,642    $   145,827,299
===========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $       703,509    $        (1,648)
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED 12/31                  9/15/1999(c)
                                                    6/30/2003         --------------------------------------           TO
                                                   (UNAUDITED)           2002           2001          2000         12/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD             $        13.86       $   15.45      $   14.38     $    9.87     $        10.00
                                                 ==============       =========      =========     =========     ==============
Investment operations
  Net investment income(a)                                  .06             .14            .13           .26                .05
  Net realized and unrealized gain (loss)                   .79           (1.65)          1.03          4.80               (.13)
                                                 --------------       ---------      ---------     ---------     --------------
    Total from investment operations                        .85           (1.51)          1.16          5.06               (.08)
                                                 --------------       ---------      ---------     ---------     --------------
Distributions to shareholders from:
  Net investment income                                       -            (.08)          (.05)         (.11)              (.05)
  Net realized gain                                           -               -           (.04)         (.44)                 -
                                                 --------------       ---------      ---------     ---------     --------------
    Total distributions                                       -            (.08)          (.09)         (.55)              (.05)
                                                 --------------       ---------      ---------     ---------     --------------
NET ASSET VALUE, END OF PERIOD                   $        14.71       $   13.86      $   15.45     $   14.38     $         9.87
                                                 ==============       =========      =========     =========     ==============
Total Return(b)                                            6.13%(d)       (9.78)%         8.05%        52.45%              (.82)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
   expense reductions                                       .56%(d)        1.11%+          .99%            -                  -
  Expenses, excluding waiver and
   expense reductions                                       .56%(d)        1.16%          1.20%         1.56%              1.09%(d)
  Net investment income                                     .41%(d)         .95%           .88%         2.11%               .51%(d)


                                                   SIX MONTHS
                                                      ENDED                    YEAR ENDED 12/31                   9/15/1999(c)
                                                    6/30/2003        --------------------------------------            TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)           2002          2001           2000         12/31/1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                $      221,093       $ 145,827      $  35,386     $   3,578     $          532
  Portfolio turnover rate                                  7.37%          21.84%         27.83%        56.42%             22.92%
===============================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return assumes the reinvestment of all distributions.
(c) Commencement of operations.
(d) Not annualized.
+ Expenses have been increased by .01% to reflect the expense associated with income earned from securities lending activity.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This report covers the following Portfolio: Mid-Cap Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation. The Fund offers one class of shares, herein referred to as Class VC Shares which are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price or, if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company, on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .75%.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

For the fiscal year ending December 31, 2003, Lord Abbett has contractually agreed to limit the Fund's other expenses (excluding management fee)to .40% of the Fund's average daily net assets.

The Company, on behalf of the Fund, entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .25% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2003, the Fund incurred expenses for such servicing arrangements of $164,839, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 are as follows:

                                  6/30/2003   12/31/2002
--------------------------------------------------------
Distributions paid from:
  Ordinary income                $        -   $  808,583
--------------------------------------------------------
Total distributions paid         $        -   $  808,583
========================================================

At fiscal year end December 31, 2002, the capital loss carryforward along with the related expiration date are as follows:

AMOUNT                               YEAR OF EXPIRATION
--------------------------------------------------------
$ 647,400                                          2010

As of June 30, 2003, the Funds' aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost                                  $  223,348,465
--------------------------------------------------------
Gross unrealized gain                         16,072,190
Gross unrealized loss                       (12,264,075)
--------------------------------------------------------
   Net unrealized security gain           $    3,808,115
========================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of June 30, 2003, the value of Fund securities loaned is $8,013,331. These loans are collateralized by cash of $8,199,441 which is invested in a restricted money market account. Expenses relating to securities lending of $2,653 are included in other expenses on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2003 are as follows:

PURCHASES                  SALES
--------------------------------
$ 68,379,673        $ 11,929,854

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2003.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particualr risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can be affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 50 million shares of $.001 par share value capital stock. Transactions in shares of capital stock with respect to the Fund are as follows:

                                                SIX MONTHS ENDED                  YEAR ENDED
                                       JUNE 30, 2003 (UNAUDITED)           DECEMBER 31, 2002
--------------------------------------------------------------------------------------------
SHARES SOLD                                            5,326,082                   9,278,594
REINVESTMENT OF DISTRIBUTIONS                                  -                      58,258
SHARES REACQUIRED                                       (816,362)                 (1,109,515)
--------------------------------------------------------------------------------------------
INCREASE                                               4,509,720                   8,227,337
--------------------------------------------------------------------------------------------

[LORD ABBETT LOGO]

   This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund Prospectus.

  Lord Abbett Mutual Fund shares are distributed by:
              LORD ABBETT DISTRIBUTOR LLC                       Lord Abbett Series Fund, Inc.                 LASFMCV-3-603
90 Hudson Street - Jersey City, New Jersey 07302-3973                 Mid-Cap Value Portfolio                        (8/03)

ITEM 2: Code of Ethics.
              Not applicable

ITEM 3: Audit Committee Financial Expert.
              Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Controls and Procedures.

        (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of August 11, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

        (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: Exhibits.

ITEM 10(a): Not applicable.

ITEM 10(b):
  (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

  (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT SERIES FUND, INC.


                                      /s/ ROBERT S. DOW
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ JOAN A. BINSTOCK
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date:  August 11, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT SERIES FUND, INC.


                                      /s/ ROBERT S. DOW
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ JOAN A. BINSTOCK
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date:  August 11, 2003